    As filed with the Securities and Exchange Commission on December 18, 2002


                                                        Registration No. 2-58287
                                                 Investment Co. Act No. 811-2729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                         ---
     Pre-Effective Amendment No.
                                 -------                                 ---
     Post-Effective Amendment No.   44                                    X
                                  ------                                 ---


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                         ---
     Amendment No.   45
                   ------


                        (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
          -------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                          -----------------

                                Robert H. Graham
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
              ----------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

      Tim D. Yang, Esquire             Martha J. Hays, Esquire
      A I M Advisors, Inc.             Ballard Spahr Andrews & Ingersoll, LLP
      11 Greenway Plaza, Suite 100     1735 Market Street, 51st Floor
      Houston, Texas 77046-1173        Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public    As soon as practicable after the
Offering:                              effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)


        immediately upon filing pursuant to paragraph (b)
----

 X      on December 18, 2002 pursuant to paragraph (b)
----

        60 days after filing pursuant to paragraph (a)(1)
----
        on (date) pursuant to paragraph (a)(1)
----
        75 days after filing pursuant to paragraph (a)(2)
----
        on (date) pursuant to paragraph (a)(2) of rule 485.
----


If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a
----    previously filed post-effective amendment.

      GOVERNMENT & AGENCY
      PORTFOLIO
      --------------------------------------------------------------------------

      Cash Management Class
      Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Assets Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................  5.05%
2000...................................................................  6.37%
2001...................................................................  4.01%




    Cash Management Class shares' year-to-date total return as of September 30, 2002 was 1.29%.



    During the periods shown in the bar chart, the highest quarterly return was 1.64% (quarter ended December 31, 2000) and its lowest quarterly return was 0.58% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                              SINCE          INCEPTION
December 31, 2001)                       1 YEAR    INCEPTION          DATE
-----------------------------------------------------------------------------
Cash Management Class                     4.01%        5.15%         09/01/98
-----------------------------------------------------------------------------




Cash Management Class shares' seven-day yield on December 31, 2001 was 1.97%. For the current seven-day yield, call (800) 877-7745.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                         CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.10%

Distribution and/or Service (12b-1) Fees                           0.10

Other Expenses                                                     0.05

Total Annual Fund Operating Expenses(2)                            0.25
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has agreed to waive 0.02% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.20%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $26       $80      $141       $318
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                                 CASH MANAGEMENT CLASS
                                                                -------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                                -------------------------------------------------------
                                                                  2002            2001            2000           1999
                                                                --------        --------        --------        -------
Net asset value, beginning of period                            $   1.00        $   1.00        $   1.00        $  1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.02            0.05            0.06           0.05
=======================================================================================================================
Less dividends from net investment income                          (0.02)          (0.05)          (0.06)         (0.05)
=======================================================================================================================
Net asset value, end of period                                  $   1.00        $   1.00        $   1.00        $  1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return                                                        2.01%           5.38%           5.95%          4.98%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $553,821        $407,924        $223,495        $85,113
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  0.20%(a)        0.17%           0.15%          0.14%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               0.25%(a)        0.25%           0.27%          0.30%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets                1.93%(a)        5.06%           5.94%          4.83%
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) Ratios are based on average daily net assets of $538,109,807.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Cash Management Class                                          $1 million    no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900337680

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7745

ON THE INTERNET:          You can send us a request by
                          e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 Government & Agency Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   GAP-PRO-3   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT & AGENCY
      PORTFOLIO
      --------------------------------------------------------------------------

      Institutional Class
      Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.


                                                                       ANNUAL
YEAR ENDED                                                              TOTAL
DECEMBER 31                                                            RETURNS
-----------                                                            -------
1999.................................................................   5.14%
2000.................................................................   6.45%
2001.................................................................   4.09%




    Institutional Class shares' year-to-date total return as of September 30, 2002 was 1.35%.



    During the periods shown in the bar chart, the highest quarterly return was 1.66% (quarter ended December 31, 2000) and its lowest quarterly return was 0.60% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2001)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
Institutional Class                        4.09%       5.23%         09/01/98
--------------------------------------------------------------------------------




Institutional Class shares' seven-day yield on December 31, 2001 was 2.05%. For the current seven-day yield, call (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                 None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                          None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fees                                                      0.10%

Distribution and/or Service (12b-1) Fees                             None

Other Expenses                                                       0.05

Total Annual Fund Operating Expenses(2)                              0.15
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreement, are 0.12%. This expense limitation may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Institutional Class                         $15       $48       $85       $192
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other financial institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.

    The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                                    INSTITUTIONAL CLASS
                                                                ------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                                ------------------------------------------------------------
                                                                   2002               2001            2000            1999
                                                                ----------          --------        --------        --------
Net asset value, beginning of period                            $     1.00          $   1.00        $   1.00        $   1.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 0.02              0.05            0.06            0.05
============================================================================================================================
Less dividends from net investment income                            (0.02)            (0.05)          (0.06)          (0.05)
============================================================================================================================
Net asset value, end of period                                  $     1.00          $   1.00        $   1.00        $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return                                                          2.09%             5.47%           6.03%           5.07%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,624,735          $737,168        $399,390        $139,860
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    0.12%(a)          0.09            0.07%           0.06%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                 0.15%(a)          0.15%           0.17%           0.20%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net assets                  2.01%(a)          5.14            6.02%           4.91%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Ratios are based on average daily net assets of $1,547,089,458.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


PURCHASING SHARES


MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Institutional Class                                            $1 million    no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900337680

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 659-1005

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 Government & Agency Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   GAP-PRO-1   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT & AGENCY
      PORTFOLIO
      --------------------------------------------------------------------------

      Personal Investment Class
      Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Personal Investment
                                     Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's Personal Investment Class shares. Personal Investment Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
2001...................................................................   3.57%




    Personal Investment Class shares' year-to-date total return as of September 30, 2002 was 0.97%.



    During the periods shown in the bar chart, the highest quarterly return was 1.28% (quarter ended March 31, 2001) and its lowest quarterly return was 0.47% (quarter ended December 31, 2001).


PERFORMANCE TABLE


The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2001)                       1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Personal Investment Class                  3.57%        4.72%        01/31/00
--------------------------------------------------------------------------------




Personal Investment Class shares' seven-day yield on December 31, 2001 was 1.55%. For the current seven-day yield, call (800) 877-4744.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                        PERSONAL
your investment)                                               INVESTMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                         None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                     PERSONAL
from fund assets)                                              INVESTMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                      0.10%

Distribution and/or Service (12b-1) Fees                             0.75

Other Expenses                                                       0.05

Total Annual Fund Operating Expenses(2)                              0.90
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2002, the distributor has agreed to waive 0.20% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, restated to reflect the current agreements, are 0.67%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $92      $287      $498      $1,108
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2002 and 2001, and the period January 31, 2000 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                    PERSONAL INVESTMENT CLASS
                                                            -----------------------------------------
                                                                                          JANUARY 31
                                                                                          (DATE SALES
                                                                  YEAR ENDED              COMMENCED)
                                                                  AUGUST 31,                THROUGH
                                                            ----------------------        AUGUST 31,
                                                             2002           2001             2000
                                                            -------        -------        -----------
Net asset value, beginning of period                        $  1.00        $  1.00          $  1.00
-----------------------------------------------------------------------------------------------------
Net investment income                                          0.02(a)        0.05             0.03
-----------------------------------------------------------------------------------------------------
Less dividends from net investment income                     (0.02)         (0.05)           (0.03)
=====================================================================================================
Net asset value, end of period                              $  1.00        $  1.00          $  1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                1.58%          4.94%            3.38%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $23,793        $24,985          $14,426
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             0.62%(c)       0.59%            0.57%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                          0.90%(c)       0.90%            0.92%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of net investment income to average net assets           1.51%(c)       4.64%            5.52%(d)
_____________________________________________________________________________________________________
=====================================================================================================



(a) Calculated using average shares outstanding.


(b) Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $18,610,476.


(d) Annualized.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Personal Investment Class                                        $1,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900337680

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.
REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-4744

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 Government & Agency Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   GAP-PRO-6   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT & AGENCY
      PORTFOLIO
      --------------------------------------------------------------------------

      Private Investment Class
      Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Private Investment
                                     Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund will maintain a weighted averaged maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................  4.82%
2000...................................................................  6.13%
2001...................................................................  3.78%




Private Investment Class shares' year-to-date total return as of September 30, 2002 was 1.13%.



    During the periods shown in the bar chart, the highest quarterly return was 1.58% (quarter ended December 31, 2000) and the lowest quarterly return was 0.52% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                              SINCE          INCEPTION
December 31, 2001)                       1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Private Investment Class                  3.78%        4.92%         09/01/98
--------------------------------------------------------------------------------




Private Investment Class shares' seven-day yield on December 31, 2001 was 1.75%. For the current seven-day yield, call (800) 877-7748.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                       PRIVATE INVESTMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                              None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                       None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      PRIVATE INVESTMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                  0.10%

Distribution and/or Service (12b-1) Fees                         0.50

Other Expenses                                                   0.05

Total Annual Fund Operating Expenses(2)                          0.65
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has agreed to waive 0.20% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.42%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                    $66      $208      $362       $810
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                               PRIVATE INVESTMENT CLASS
                                                                -------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                                -------------------------------------------------------
                                                                  2002            2001            2000           1999
                                                                --------        --------        --------        -------
Net asset value, beginning of period                            $   1.00        $   1.00        $   1.00        $  1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.02            0.05            0.06           0.05
-----------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                          (0.02)          (0.05)          (0.06)         (0.05)
=======================================================================================================================
Net asset value, end of period                                  $   1.00        $   1.00        $   1.00        $  1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return                                                        1.78%           5.15%           5.71%          4.75%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $281,993        $254,318        $109,496        $45,528
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers                                                0.42%(a)        0.39%           0.37%          0.36%
-----------------------------------------------------------------------------------------------------------------------
    Without fee waivers                                             0.65%(a)        0.65%           0.67%          0.70%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets                1.71%(a)        4.84%           5.72%          4.62%
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) Ratios are based on average daily net assets of $260,982,870.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Private Investment Class                                        $10,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900337680

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.
REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------


OBTAINING ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7748

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 Government & Agency Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   GAP-PRO-2   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT & AGENCY
      PORTFOLIO
      --------------------------------------------------------------------------

      Reserve Class
      Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's Reserve Class shares. Reserve Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
2001...................................................................   3.26%



    Reserve Class shares' year-to-date total return as of September 30, 2002 was 0.74%.



    During the periods shown in the bar chart, the highest quarterly return was 1.21% (quarter ended March 31, 2001) and its lowest quarterly return was 0.40% (quarter ended December 31, 2001).


PERFORMANCE TABLE


The following performance table reflects the performance of Reserve Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                               SINCE          INCEPTION
December 31, 2001)                        1 YEAR    INCEPTION         DATE
-----------------------------------------------------------------------------
Reserve Class                              3.26%        4.41%        01/26/00
-----------------------------------------------------------------------------




Reserve Class shares' seven-day yield on December 31, 2001 was 1.25%. For the current seven-day yield, call (800) 417-8837.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                  RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                    None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                     None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                 RESERVE CLASS
-------------------------------------------------------------------------------
Management Fees                                                        0.10%

Distribution and/or Service (12b-1) Fees                               1.00

Other Expenses                                                         0.05

Total Annual Fund Operating Expenses(2)                                1.15
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2002, the distributor has agreed to waive 0.13% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, restated to reflect the current agreements, are 0.99%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $117    $  365    $  633     $1,398
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2002 and 2001 and the period January 26, 2000 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                             RESERVE CLASS
                                                                ---------------------------------------
                                                                                            JANUARY 26
                                                                                            (DATE SALES
                                                                     YEAR ENDED             COMMENCED)
                                                                     AUGUST 31,               THROUGH
                                                                --------------------        AUGUST 31,
                                                                 2002          2001            2000
                                                                ------        ------        -----------
Net asset value, beginning of period                            $ 1.00        $ 1.00          $ 1.00
-------------------------------------------------------------------------------------------------------
Net investment income                                             0.01          0.05            0.03
-------------------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.01)        (0.05)          (0.03)
=======================================================================================================
Net asset value, end of period                                  $ 1.00        $ 1.00          $ 1.00
_______________________________________________________________________________________________________
=======================================================================================================
Total return(a)                                                   1.27%         4.63%           3.27%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,882        $7,516          $2,662
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
    With fee waivers                                              0.92%(b)      0.89%           0.87%(c)
-------------------------------------------------------------------------------------------------------
    Without fee waivers                                           1.15%(b)      1.15%           1.17%(c)
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment income to average net assets              1.21%(b)      4.34%           5.22%(c)
_______________________________________________________________________________________________________
=======================================================================================================



(a) Not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $7,184,000.


(c) Annualized.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Reserve Class                                                    $1,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900337680

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 417-8837

ON THE INTERNET:          You can send us a request by
                          e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 Government & Agency Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   GAP-PRO-5   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT & AGENCY
      PORTFOLIO
      --------------------------------------------------------------------------

      Resource Class
      Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   4.97%
2000...................................................................   6.28%
2001...................................................................   3.92%



    Resource Class shares' year-to-date total return as of September 30, 2002 was 1.23%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarter ended December 31, 2000) and its lowest quarterly return was 0.56% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------
(for the periods ended                                 SINCE      INCEPTION
December 31, 2001)                          1 YEAR    INCEPTION      DATE
---------------------------------------------------------------------------
Resource Class                                3.92%      5.06%     09/01/98
---------------------------------------------------------------------------




Resource Class shares' seven-day yield on December 31, 2001 was 1.89%. For the current seven-day yield, call (800) 825-6858.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
---------------------------------------------------------------------
(fees paid directly from
your investment)                                       RESOURCE CLASS
---------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering
price)                                                          None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)                         None
-----------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                RESOURCE CLASS
-------------------------------------------------------------------------------
Management Fees                                                       0.10%

Distribution and/or Service (12b-1) Fees                              0.20

Other Expenses                                                        0.05

Total Annual Fund Operating Expenses(2)                               0.35
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has agreed to waive 0.04% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.28%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $36      $113      $197       $443
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Resource Class may be suitable for investment for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                          RESOURCE CLASS
                                                            -------------------------------------------
                                                                       YEAR ENDED AUGUST 31,
                                                            -------------------------------------------
                                                              2002        2001        2000       1999
                                                            --------    --------    --------    -------
Net asset value, beginning of period                        $   1.00    $   1.00    $   1.00    $  1.00
-------------------------------------------------------------------------------------------------------
Net investment income                                           0.02        0.05        0.06       0.05
=======================================================================================================
Less dividends from net investment income                      (0.02)      (0.05)      (0.06)     (0.05)
=======================================================================================================
Net asset value, end of period                              $   1.00    $   1.00    $   1.00    $  1.00
_______________________________________________________________________________________________________
=======================================================================================================
Total return                                                    1.92%       5.30%       5.86%      4.90%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $310,690    $293,644    $233,620    $11,684
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              0.28%(a)    0.25%       0.23%      0.22%
-------------------------------------------------------------------------------------------------------
  Without fee waivers                                           0.35%(a)    0.35%       0.37%      0.40%
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment income to average net assets            1.85%(a)    4.98%       5.86%      4.75%
_______________________________________________________________________________________________________
=======================================================================================================



(a) Ratios are based on average daily net assets of $310,855,219.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Resource Class                                                  $10,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900337680

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 825-6858

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 Government & Agency Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   GAP-PRO-4   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT & AGENCY
      PORTFOLIO
      --------------------------------------------------------------------------

      Sweep Class
      Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other circumstances, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.


                                                                         ANNUAL
Year Ended                                                                TOTAL
December 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   5.14%
2000...................................................................   6.45%
2001...................................................................   4.09%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.


    Institutional Class shares' year-to-date total return as of September 30, 2002 was 1.35%.



    During the periods shown in the bar chart, the highest quarterly return was 1.66% (quarter ended December 31, 2000) and its lowest quarterly return was 0.60% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                              SINCE          INCEPTION
December 31, 2001)                       1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Institutional Class                      4.09%        5.23%          09/01/98
--------------------------------------------------------------------------------




Institutional Class shares' seven-day yield on December 31, 2001 was 2.05%. Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                   None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                          None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SWEEP CLASS
-------------------------------------------------------------------------------
Management Fees                                                       0.10%

Distribution and/or Service (12b-1) Fees                              0.25

Other Expenses(2)                                                     0.05

Total Annual Fund

Operating Expenses(3)                                                 0.40
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreement, are 0.37%. This expense limitation may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS    5 YEARS     10 YEARS
------------------------------------------------------------------------------------
Sweep Class                                 $41      $128       $224         $505
------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.


    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.



                                                                                     INSTITUTIONAL CLASS
                                                                -------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                                -------------------------------------------------------------
                                                                   2002                2001            2000            1999
                                                                ----------           --------        --------        --------
Net asset value, beginning of period                            $     1.00           $   1.00        $   1.00        $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 0.02               0.05            0.06            0.05
=============================================================================================================================
Less dividends from net investment income                            (0.02)             (0.05)          (0.06)          (0.05)
=============================================================================================================================
Net asset value, end of period                                  $     1.00           $   1.00        $   1.00        $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return                                                          2.09%              5.47%           6.03%           5.07%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,624,735           $737,168        $399,390        $139,860
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    0.12%(a)           0.09%           0.07%           0.06%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                 0.15%(a)           0.15%           0.17%           0.20%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average net assets                  2.01%(a)           5.14%           6.02%           4.91%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) Ratios are based on average daily net assets of $1,547,089,458.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Sweep Class                                                     $10,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900337680

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.
REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 301-6246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 Government & Agency Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   GAP-PRO-7   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE
            GOVERNMENT & AGENCY PORTFOLIO OF SHORT-TERM INVESTMENTS
     TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES
          FOR THE CLASSES OF THE GOVERNMENT & AGENCY PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS
        OF THE GOVERNMENT & AGENCY PORTFOLIO LISTED BELOW BY WRITING TO:

                           A I M FUND SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 18, 2002,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class           December 18, 2002
       Institutional Class            December 18, 2002
    Personal Investment Class         December 18, 2002
     Private Investment Class         December 18, 2002
          Reserve Class               December 18, 2002
          Resource Class              December 18, 2002
           Sweep Class                December 18, 2002

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS



                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Debt Investments..................................    5
          Other Investments.................................    5
          Investment Techniques.............................    6
     Portfolio Policies.....................................    7
MANAGEMENT OF THE TRUST.....................................    9
     Board of Trustees......................................    9
     Management Information.................................    9
          Trustee Ownership of Portfolio Shares.............   10
          Factors Considered in Approving the Investment
         Advisory Agreement.................................   10
     Compensation...........................................   11
          Retirement Plan for the Trustees..................   11
          Deferred Compensation Agreements..................   11
     Codes of Ethics........................................   11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   12
INVESTMENT ADVISORY AND OTHER SERVICES......................   12
     Investment Advisor.....................................   12
     Service Agreements.....................................   13
     Other Service Providers................................   13
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   13
     Brokerage Transactions.................................   13
     Commissions............................................   14
     Brokerage Selection....................................   14
     Directed Brokerage (Research Services).................   15
     Regular Brokers or Dealers.............................   15
     Allocation of Portfolio Transactions...................   15
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   15
     Purchase and Redemption of Shares......................   15
     Offering Price.........................................   16
          Calculation of Net Asset Value....................   16
     Redemption in Kind.....................................   17
     Backup Withholding.....................................   17

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   18
     Dividends and Distributions............................   18
     Tax Matters............................................   18
DISTRIBUTION OF SECURITIES..................................   21
     Distribution Plan......................................   21
     Distributor............................................   23
BANKING REGULATIONS.........................................   23
CALCULATION OF PERFORMANCE DATA.............................   23
RATINGS OF DEBT SECURITIES..................................  A-1
TRUSTEES AND OFFICERS.......................................  B-1
TRUSTEE COMPENSATION TABLE..................................  C-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  D-1
MANAGEMENT FEES.............................................  E-1
ADMINISTRATIVE SERVICES FEES................................  F-1
BROKERAGE COMMISSIONS.......................................  G-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................  H-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  I-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  J-1
PERFORMANCE DATA............................................  K-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Government & Agency Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002 (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993.


SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each Portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.


     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Each portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.


     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.


           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------
         SECURITY/INVESTMENT                                                            GOVERNMENT & AGENCY
              TECHNIQUE                                                                      PORTFOLIO
         -------------------                                                            -------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                     X
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments
-------------------------------------------------------------------------------------------------------------
 Participation Interests
-------------------------------------------------------------------------------------------------------------
 Municipal Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Investment Grade Debt Obligations
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                     X
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------
         SECURITY/INVESTMENT                                                            GOVERNMENT & AGENCY
              TECHNIQUE                                                                      PORTFOLIO
         -------------------                                                            -------------------
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                           X
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


     RULE 2A-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations ( or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.



     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.


     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.


     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques


     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.


     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.


     WHEN-ISSUED SECURITIES. The Portfolio may purchase on a "when-issued" basis. When-issued securities are securities that have been announced, but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other AIM Funds and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.


     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.


     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.


     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.



     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.


          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in futures contracts and options thereon or invest in securities that are secured by physical commodities.



     ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:



          The Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



     TEMPORARY DEFENSIVE POSITIONS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION


     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.



     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.



     The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling, Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth
H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent accountants for each portfolio and the evaluation of such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by each portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with each portfolio's independent accountants and management. During the fiscal year ended August 31, 2002, the Audit Committee held four meetings.

     The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended August 31, 2002, the Investments Committee held four meetings.



     The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss. Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended August 31, 2002, the Valuation Committee held one meeting.



     The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees. During the fiscal year ended August 31, 2002, the Committee on Directors/Trustees held five meetings.


     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Portfolio Shares


     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM was re-approved for the Portfolio by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.



     After consideration of these factors, the Board found that: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's advisory agreement was in the best interests of the Portfolio and its shareholders and continued the agreement for an additional year.

COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.


Retirement Plan For Trustees


     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.



     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.



     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements

     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS


     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 175 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.


     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.


     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


     Pursuant to its investment advisory agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:


          FUND NAME            NET ASSETS   ANNUAL RATE
          ---------            ----------   -----------
Government & Agency Portfolio  All Assets      0.10%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


     AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments -- Other Investment Companies."



     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.


OTHER SERVICE PROVIDERS

     TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

     The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive an asset based fee plus certain out-of-pocket expenses. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) Remote, may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board of Trustees has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.


     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.



     Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended August 31, are found in Appendix G.


COMMISSIONS


     During the last three fiscal years ended August 31 the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.


     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services), if any, paid by the Portfolio during the last fiscal year ended August 31, 2002 are found in Appendix H.


REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended August 31, 2002 is found in Appendix H.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wiring instructions must be submitted to AFS in writing. AFS may request additional documentation.

     AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The Portfolio declares dividends to shareholders of record at 5:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value.


     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at amortized cost as well as income accrued but not yet received.


     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


     The Board of Trustees has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. If available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.


REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


     Each AIM Fund and other payers, must, withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the years 2006 and thereafter.


     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio, or

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends are paid on settled shares of the Portfolio as of 5:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividend accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.


     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.



     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.


     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


     BACKUP WITHHOLDING. The Portfolio may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002, that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.



     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.



CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%


     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee

Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, a Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


     See Appendix I for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2002 and Appendix J for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31, 2002.


     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR


     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."



     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.


     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.


     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.


                              BANKING REGULATIONS


     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established between banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.



     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.


                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing a Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

         Y =   (V(1) + V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (Y + 1)(365/7) +1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.


     The yield for each class of the Portfolio is found in Appendix K.


  Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                       Mutual Fund Values (Morningstar)
                Donoghue's                                  Stanger
             iMoney Net, Inc.                               TeleRate
               Lipper, Inc.                               Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

     Moody's describes its ratings for corporate bonds as follows:

          Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

     In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        MOODY'S SHORT-TERM LOAN RATINGS

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

     PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

     S&P describes its ratings for corporate bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based, in varying degrees, on the following considerations: likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     Note rating symbols and definitions are as follows:

          SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Rating categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues with this rating are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      FITCH INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

     SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

     FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                RATINGS OUTLOOK

     An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

     BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

     B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

          F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

          F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          D: Default. Issues assigned this rating are in actual or imminent payment default.

          LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                             TRUSTEES AND OFFICERS


     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.



---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  *ROBERT H. GRAHAM -- 1946           1986        Chairman, President and Chief Executive       None
   Trustee, Chairman and                          Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Chairman and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director and Senior Vice President, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor): Chairman, A I M
                                                  Distributors, Inc. (registered broker
                                                  dealer), A I M Fund Services, Inc.
                                                  (registered transfer agent) and Fund
                                                  Management Company (registered broker
                                                  dealer); and Director and Vice Chairman,
                                                  AMVESCAP PLC (parent of AIM and a global
                                                  investment management firm)
 --------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 --------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Of counsel, law firm of Baker & McKenzie      Badgley Funds,
  Trustee                                                                                       Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944           1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee                                         (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 --------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Chairman, Cortland Trust, Inc. (registered    None
  Trustee                                         investment company) and DHJ Media, Inc.;
                                                  Director, Magellan Insurance Company;
                                                  Member of Advisory Board of Rotary Power
                                                  International (designer, manufacturer and
                                                  seller of rotary power engines); formerly,
                                                  Director, President and Chief Executive
                                                  Officer, Volvo Group North America, Inc.;
                                                  and director of various affiliated Volvo
                                                  companies
 --------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Formerly, Chairman, Mercantile Mortgage       None
  Trustee                                         Corp.; Vice Chairman, President and Chief
                                                  Operating Officer, Mercantile-Safe Deposit
                                                  & Trust Co.; and President, Mercantile
                                                  Bankshares Corp.
 --------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff
  Trustee                                         Century Group, Inc. (government affairs
                                                  company)
 --------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1986        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------

* Mr. Graham is considered an interested person of the Trust because he is an officer and a trustee of the advisor to, and a trustee of the principal underwriter of, the Trust.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly, Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 --------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1986        Partner, law firm of Pennock & Cooper         None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939              1989        Executive Vice President, Development and     None
  Trustee                                         Operations, Hines Interests Limited
                                                  Partnership (real estate development
                                                  company)
 --------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  GARY T. CRUM -- 1947                1986        Director and President, A I M Capital         N/A
  Senior Vice President                           Management, Inc.; Director and Executive
                                                  Vice President, A I M Management Group
                                                  Inc.; Director and Senior Vice President,
                                                  A I M Advisors, Inc.; and Director, A I M
                                                  Distributors, Inc. and AMVESCAP PLC
 --------------------------------------------------------------------------------------------------------------
  CAROL F. RELIHAN -- 1954            1986        Director, Senior Vice President, General      N/A
  Senior Vice President and                       Counsel and Secretary, A I M Advisors, Inc.
  Secretary                                       and A I M Management Group Inc.; Director,
                                                  Vice President and General Counsel, Fund
                                                  Management Company; and Vice President,
                                                  A I M Fund Services, Inc., A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.
 --------------------------------------------------------------------------------------------------------------
  DANA R. SUTTON -- 1959              1986        Vice President and Fund Treasurer, A I M      N/A
  Vice President and Treasurer                    Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX -- 1943             1992        Vice President and Chief Compliance           N/A
  Vice President                                  Officer, A I M Advisors, Inc. and A I M
                                                  Capital Management, Inc.; and Vice
                                                  President, A I M Fund Services, Inc.
 --------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Senior Vice President, A I M Capital          N/A
  Vice President                                  Management, Inc.; Director and President,
                                                  Fund Management Company; and Vice
                                                  President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2001



--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                            SECURITIES IN ALL REGISTERED INVESTMENT
                               DOLLAR RANGE OF EQUITY SECURITIES                 COMPANIES OVERSEEN BY TRUSTEE
      NAME OF TRUSTEE                  IN THE PORTFOLIO               IN THE AIM FAMILY OF FUNDS(R)--Registered Trademark--
---------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham                          -0-                                           Over $100,000
 --------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley                           -0-                                          $10,001-$50,000
 --------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett                         -0-                                            $1-$10,000
 --------------------------------------------------------------------------------------------------------------------------
  Owen Daly II(1)                           -0-                                         Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden                          -0-                                           Over $100,000
 --------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr.                       -0-                                         Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields                            -0-                                         Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------------
  Carl Frischling                           -0-                                         Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis                        -0-                                         Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock                          -0-                                          $10,001-$50,000
 --------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley                           -0-                                            $1-$10,000
 --------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar                            -0-                                         Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


---------------

(1) Mr. Daly retired as a trustee on December 31, 2001.



(2) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C



                           TRUSTEE COMPENSATION TABLE



     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001:




                                                           RETIREMENT
                                            AGGREGATE       BENEFITS       ESTIMATED          TOTAL
                                           COMPENSATION     ACCRUED         ANNUAL        COMPENSATION
                                             FROM THE        BY ALL      BENEFITS UPON      FROM ALL
                 TRUSTEE                     TRUST(1)     AIM FUNDS(2)   RETIREMENT(3)   AIM FUNDS(4)(5)
  Frank S. Bayley(6)                          $7,313        $   -0-         $75,000         $112,000
  Bruce L. Crockett                            7,773         36,312          75,000          126,500
  Owen Daly II(7)                              2,151         33,318          75,000          126,500
  Albert R. Dowden                             7,773          3,193          75,000          126,500
  Edward K. Dunn, Jr.                          7,773          8,174          75,000          126,500
  Jack M. Fields                               7,751         19,015          75,000          126,500
  Carl Frischling(8)                           7,751         54,394          75,000          126,500
  Prema Mathai-Davis                           7,773         21,056          75,000          126,500
  Lewis F. Pennock                             7,981         37,044          75,000          126,500
  Ruth H. Quigley(6)                           7,335            -0-          75,000          112,500
  Louis S. Sklar                               7,981         53,911          75,000          123,000


---------------


(1)The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2002, including earnings, was $39,082.



(2)During the fiscal year ended August 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $16,106.



(3)Amounts shown assume each trustee serves until his or her normal retirement date.



(4)All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.



(5)During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to directors/trustees of $31,500.



(6)Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.



(7)Mr. Daly was a trustee until December 31, 2001, when he retired.



(8)During the fiscal year ended August 31, 2002, the Trust paid $38,476 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     All information listed below is as of December 3, 2002.

GOVERNMENT & AGENCY PORTFOLIO


                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
Adams County Treasurer...........       --             --            --           --           --         9.53%          --
  450 S. 4th Ave.
  Brighton, CO 80601
------------------------------------------------------------------------------------------------------------------------------
AmSouth Capital Markets..........       --             --            --        10.51%          --           --           --
  315 Deaderick St., 4th Floor
  Nashville, TN 37237
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................       --             --            --        19.88%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd Floor
  New York, NY 10286
------------------------------------------------------------------------------------------------------------------------------
Bank of Springfield..............       --             --         37.07%          --           --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
------------------------------------------------------------------------------------------------------------------------------
Bank One Capital Markets.........    22.86%            --            --           --           --           --           --
  One Bank One Plaza, 7th Floor
  Chicago, IL 60670
------------------------------------------------------------------------------------------------------------------------------
Community Bank...................       --             --          7.92%          --        35.43%          --           --
  Attn: Carolyn Geiser
  500 S. Morgan
  Granbury, TX 76048
------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount Brokers....       --             --            --           --           --        12.33%          --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
------------------------------------------------------------------------------------------------------------------------------
Ferris, Baker Watts, Inc.........    16.01%            --            --           --           --           --           --
  1700 Pennsylvania Ave.
  Washington, DC 20006
------------------------------------------------------------------------------------------------------------------------------
First National Banker's Bank.....       --             --            --           --        12.04%          --           --
  Attn: Sheila Esteve
  P.O. Drawer 80579
  Baton Rouge, LA 70898
------------------------------------------------------------------------------------------------------------------------------

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
First Union Subaccounts..........       --             --            --        11.09%          --           --           --
  8739 Research Drive
  Capital Markets
  Charlotte, NC 28262-0675
------------------------------------------------------------------------------------------------------------------------------
Fund Services Advisors, Inc......    21.15%          5.30%           --        16.17%          --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
------------------------------------------------------------------------------------------------------------------------------
Huntington Capital Corp..........       --             --            --         8.85%          --           --           --
  41 S. High St., Ninth Floor
  Columbus, OH 43287
------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light........       --             --            --           --           --        10.12%          --
  P.O. Box 418679
  Attn: Jim Gilligan
  Kansas City, MO 64106
------------------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A................       --          20.80%           --           --           --        13.48%          --
  135 South LaSalle St.
  Chicago, IL 60603
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers..................       --           6.14%           --           --           --           --           --
  c/o Matt Dermer
  399 Park Avenue, 6th Floor
  New York, NY 10022
------------------------------------------------------------------------------------------------------------------------------
Mid Atlantic Institutional
  Shares, Inc....................       --           8.45%           --           --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank...................       --             --            --           --           --        20.37%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------------------
STAR Financial Bank, Anderson....       --             --         50.97%          --        41.55%          --           --
  2948 S. Western Ave.
  Marion, IN 46953
------------------------------------------------------------------------------------------------------------------------------
Sun Trust Capital Markets,
  Inc............................       --           6.14%           --           --           --           --           --
  Attn: Patti Wagner
  P.O. Box 4418 Mail Code 3907
  Atlanta, GA 30302-4418
------------------------------------------------------------------------------------------------------------------------------
Texas Treasury Safekeeping Trust
  Co.............................       --           6.30%           --           --           --           --           --
  Attn: Lalo Torres/Kelly
  Tomkinson
  208 E. 10th Street, Rm. 402
  Austin, TX 78701
------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
Bank of America N.A..............       --           7.83%            --          --           --           --           --
  M.C. TX1-945-08-18
  411 North Ackard Street
  Dallas, TX 75201-3307
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................       --             --             --       53.84%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd Floor
  New York, NY 10268
------------------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma, N.A.
  Institutional Investments......       --             --          12.65%         --           --           --           --
  Attn: Carrie Jacobson
  P.O. Box 2300
  Tulsa, OK 74192
------------------------------------------------------------------------------------------------------------------------------
CIBC World Markets...............    99.08%            --             --       22.41%          --           --           --
  Attn: Lester Elson
  200 Liberty Street
  World Financial Center
  New York, NY 10281
------------------------------------------------------------------------------------------------------------------------------
Colorado State Bank & Trust......       --             --          87.35%         --           --           --           --
  Attn: Debbie Barcus
  1600 Broadway
  Denver, CO 80202-4999
------------------------------------------------------------------------------------------------------------------------------
Frost National Bank-TX...........       --          16.87%            --        6.29%          --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX 78298-2479
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter.......       --             --             --          --           --        29.12%          --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank...................       --             --             --          --           --        69.07%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------------------
Trustmark National Bank, Trust
  Dept...........................       --          20.96%            --          --           --           --           --
  Attn: Ned Balsley VP
  248 East Capitol
  Jackson, MS 39205
------------------------------------------------------------------------------------------------------------------------------
US Bank..........................       --          10.90%            --          --           --           --           --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
------------------------------------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.........       --             --             --        5.69%          --           --           --
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC 28262-0675
------------------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................    32.84%            --            --        32.99%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd Floor
  New York, NY 10286
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................       --             --            --           --        88.69%          --           --
  Attn: Sheryl Covelli
  440 Mamoroneck, 5th Floor
  Harrison, NY 10528
------------------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma.................     9.15%            --            --           --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
------------------------------------------------------------------------------------------------------------------------------
CENCO............................       --             --            --           --           --         7.60%          --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount Brokers....       --             --         92.98%       10.52%          --           --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
------------------------------------------------------------------------------------------------------------------------------
First Union Subaccounts..........       --             --            --           --           --        34.89%          --
  Capital Markets
  8739 Research Drive
  Charlotte, NC 28262-0675
------------------------------------------------------------------------------------------------------------------------------
Frost National Bank-TX...........       --          13.75%           --           --           --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX 78298-2479
------------------------------------------------------------------------------------------------------------------------------
Huntington Capital Corp..........       --             --            --         8.81%          --           --           --
  41 S. High St., 9th Floor
  Columbus, OH 43287
------------------------------------------------------------------------------------------------------------------------------
Kinco & Co.......................       --             --            --           --         6.80%          --           --
  Securities Services,
  6th Floor
  One Hanson Place
  Brooklyn, NY 11415
------------------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A................       --           8.38%           --           --           --        22.92%          --
  135 South LaSalle St.
  Chicago, IL 60690-1443
------------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA...................       --             --            --           --           --         8.24%          --
  Attn: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA 15230-0710
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter.......    13.41%            --            --           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepont Plaza, 7th Floor
  Brooklyn, NY
------------------------------------------------------------------------------------------------------------------------------

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
One Group Government MMF.........       --           5.19%           --           --           --           --           --
  Attn: Christopher Mercy
  111 Polaris Parkway
  Columbus, OH 43271-0211
------------------------------------------------------------------------------------------------------------------------------
Piper Jaffray....................       --           8.35%           --           --           --           --           --
  1050 17th St.
  Suite 2100
  Denver, CO 80265
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank...................       --             --            --           --           --        12.58%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust........       --           7.08%           --           --           --           --           --
  Attn: Master Note
  Control, AH3
  108 Myrtle Street
  North Quincy, MA 02171
------------------------------------------------------------------------------------------------------------------------------
Zions First National Bank (CO)...       --             --            --        27.27%          --           --           --
  Attn: Trust Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT 84130
------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

     As of December 3, 2002, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX E


                                MANAGEMENT FEES


     For the last three fiscal years ended August 31 the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:



                             MANAGEMENT FEE PAYABLE             MANAGEMENT FEE WAIVERS         NET MANAGEMENT FEE PAID
                       ----------------------------------   ------------------------------   ----------------------------
   PORTFOLIO NAME         2002         2001        2000       2002       2001       2000        2002        2001     2000
   --------------      ----------   ----------   --------   --------   --------   --------   ----------   --------   ----
Government & Agency
  Portfolio..........  $2,682,832   $1,484,162   $623,378   $679,909   $915,983   $623,378   $2,002,923   $568,179    $0

                                   APPENDIX F


                          ADMINISTRATIVE SERVICES FEES


     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:



                     PORTFOLIO NAME                         2002       2001       2000
                     --------------                       --------   --------   --------
Government & Agency Portfolio...........................  $385,269   $195,345   $150,815

                                   APPENDIX G



                             BROKERAGE COMMISSIONS



     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

                                   APPENDIX H



            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF


                    SECURITIES OF REGULAR BROKERS OR DEALERS



DIRECTED BROKERAGE



     During the last fiscal year ended August 31, 2002, the Portfolio did not pay directed brokerage commissions.



PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS



     During the last fiscal year ended August 31, 2002, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX I


     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN


     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2002 follows:



                          CLASS                               AMOUNT
                          -----                              --------
Cash Management Class.....................................   $430,488
Personal Investment Class.................................   $ 93,589
Private Investment Class..................................   $782,949
Reserve Class.............................................   $ 57,678
Resource Class............................................   $497,368
Sweep Class*..............................................        N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX J


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by activity of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2002, follows:



                                                              UNDERWRITER      DEALERS
                                                              COMPENSATION   COMPENSATION
                                                              ------------   ------------
Cash Management Class.......................................    $     0        $430,488
Personal Investment Class...................................      7,317          86,272
Private Investment Class....................................     76,626         706,323
Reserve Class...............................................      4,747          52,931
Resource Class..............................................          4         497,364
Sweep Class*................................................        N/A             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K


                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2002, are as follows:



                                                      30-DAY PERIOD ENDED
                   CURRENT YIELD                        AUGUST 31, 2002
                   -------------                      -------------------
Cash Management Class..............................          1.66%
Institutional Class................................          1.74%
Personal Investment Class..........................          1.22%
Private Investment Class...........................          1.44%
Reserve Class......................................          0.92%
Resource Class.....................................          1.58%
Sweep Class*.......................................           N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2002, are as follows:



                                                    SEVEN-DAY PERIOD ENDED
                ANNUALIZED YIELD                       AUGUST 31, 2002
                ----------------                    ----------------------
Cash Management Class............................            1.69%
Institutional Class..............................            1.77%
Personal Investment Class........................            1.25%
Private Investment Class.........................            1.47%
Reserve Class....................................            0.95%
Resource Class...................................            1.61%
Sweep Class*.....................................             N/A



                                                    SEVEN-DAY PERIOD ENDED
                 EFFECTIVE YIELD                       AUGUST 31, 2002
                 ---------------                    ----------------------
Cash Management Class............................            1.71%
Institutional Class..............................            1.79%
Personal Investment Class........................            1.26%
Private Investment Class.........................            1.48%
Reserve Class....................................            0.96%
Resource Class...................................            1.62%
Sweep Class*.....................................             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                              FINANCIAL STATEMENTS

                                        FS

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY    (000)         VALUE
U.S. GOVERNMENT AGENCY SECURITIES-32.57%

FEDERAL FARM CREDIT BANK-0.45%

Discount Notes,(a)
  2.10%                                        09/18/02   $ 12,600   $   12,587,505
===================================================================================

FEDERAL HOME LOAN BANK-11.23%

Debentures,
  2.13%                                        01/15/03     20,000       19,994,635
-----------------------------------------------------------------------------------
  5.00%                                        02/28/03     20,000       20,303,041
-----------------------------------------------------------------------------------
  4.50%                                        04/25/03     12,000       12,185,850
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,296,732
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,995,035
-----------------------------------------------------------------------------------
  2.15%                                        08/12/03     15,000       14,998,582
-----------------------------------------------------------------------------------
  2.15%                                        08/13/03     24,000       24,000,000
-----------------------------------------------------------------------------------
  2.08%                                        08/28/03     35,000       35,000,000
-----------------------------------------------------------------------------------
  2.00%                                        09/03/03     25,000       25,000,000
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/30/02     10,000        9,984,372
-----------------------------------------------------------------------------------
Floating Rate Notes,
  1.86%(b)                                     09/05/02     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.79%(c)                                     11/14/02     20,000       19,997,913
-----------------------------------------------------------------------------------
  1.73%(d)                                     09/15/03     25,000       24,987,065
===================================================================================
                                                                        314,743,225
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.97%

Debentures,
  6.25%                                        10/15/02   $ 15,975   $   16,053,819
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03     36,800       38,182,808
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.94%                                        09/06/02     20,585       20,579,453
-----------------------------------------------------------------------------------
  1.95%                                        10/10/02     15,000       14,968,313
-----------------------------------------------------------------------------------
  2.14%                                        12/05/02     10,000        9,943,528
-----------------------------------------------------------------------------------
  2.20%                                        12/05/02     25,000       24,854,861
-----------------------------------------------------------------------------------
  2.00%                                        12/13/02     12,900       12,826,183
-----------------------------------------------------------------------------------
  2.16%                                        12/18/02     30,000       29,805,600
===================================================================================
                                                                        167,214,565
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.85%

Debentures,
  6.25%                                        11/15/02     40,000       40,327,005
-----------------------------------------------------------------------------------
  5.00%                                        02/14/03     20,000       20,247,095
-----------------------------------------------------------------------------------
  5.75%                                        04/15/03     20,000       20,477,259
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,605,156
-----------------------------------------------------------------------------------
Discount Notes,(a)
  1.96%                                        10/16/02     25,000       24,938,750
-----------------------------------------------------------------------------------
  1.96%                                        11/13/02     25,000       24,900,892
-----------------------------------------------------------------------------------
  2.39%                                        11/15/02     20,000       19,900,417
-----------------------------------------------------------------------------------
  1.90%                                        11/27/02     25,000       24,885,208
-----------------------------------------------------------------------------------
  1.92%                                        12/20/02     20,000       19,882,972
-----------------------------------------------------------------------------------
  2.08%                                        02/10/03     25,150       24,914,596
===================================================================================
                                                                        248,079,350
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-3.58%

Floating Rate Notes,(b)(e)
  1.80%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.80%                                        01/15/09      8,060        8,060,000
-----------------------------------------------------------------------------------
  1.72%                                        04/01/14     28,500       28,500,000
-----------------------------------------------------------------------------------
  1.72%                                        12/15/14     35,500       35,500,000
-----------------------------------------------------------------------------------
  1.72%                                        01/15/15     12,750       12,750,000
-----------------------------------------------------------------------------------
  1.72%                                        05/15/15      5,500        5,500,000
===================================================================================
                                                                        100,310,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

STUDENT LOAN MARKETING ASSOCIATION-1.98%

Discount Notes,(a)
  2.21%                                        02/07/03   $ 20,750   $   20,547,463
-----------------------------------------------------------------------------------
Medium Term Notes,
  2.00%                                        02/14/03     20,000       20,000,000
-----------------------------------------------------------------------------------
  2.45%                                        02/28/03     15,000       15,000,000
===================================================================================
                                                                         55,547,463
===================================================================================

TENNESSEE VALLEY AUTHORITY-0.51%

Debentures,
  6.00%                                        09/24/02     14,267       14,303,303
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $912,785,411)                                               912,785,411
___________________________________________________________________________________
===================================================================================
U.S. TREASURY BILLS-0.89%
1.62% (Cost $24,807,097)(a)                    02/20/03     25,000       24,807,097
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $937,592,508)                                   937,592,508
___________________________________________________________________________________
===================================================================================
REPURCHASE AGREEMENTS-66.56%(f)
Banc One Capital Markets, Inc.
  1.88%(g)                                     09/03/02    134,228      134,228,014
-----------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.89%(h)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.89%(i)                                           --    150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(j)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC (France)
  1.89%(k)                                     09/03/02    351,521      351,520,588
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(l)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(m)                                     09/03/02    130,000      130,000,000
-----------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(n)                                     09/03/02    700,000      700,000,000
-----------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(o)                                     09/03/02     10,000       10,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,865,748,602)                                                 1,865,748,602
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $2,803,341,110)(p)                                                  2,803,341,110
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                                      (427,048)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $2,802,914,062
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined daily. Rates shown are rates in effect on 08/31/02.
(d) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor of its affiliates.
(g) Joint repurchase agreement entered into 08/30/02 with a maturing value of $235,049,089. Collateralized by $233,894,000 U.S. Government obligations, 0% to 7.25% due 09/03/02 to 05/15/29 with an aggregate market value at 08/31/02 of $239,702,415.
(h) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(i) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $141,730,000 U.S. Government obligations, 0% to 7.13% due 01/23/04 to 05/01/30 with an aggregate market value at 08/31/02 of $154,122,547.
(j) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/07/27 with an aggregate market value at 08/31/02 of $204,000,111.
(k) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(l) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(m) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(n) Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(o) Joint repurchase agreement entered into 08/30/02 with a maturing value of $75,015,750. Collateralized by $70,447,000 U.S. Government obligations, 5.75% due 01/15/12 with a market value at 08/31/02 of $76,501,039.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  937,592,508
----------------------------------------------------------------------------
Repurchase agreements                                          1,865,748,602
----------------------------------------------------------------------------
Interest receivable                                                4,184,204
----------------------------------------------------------------------------
Investment for deferred compensation plan                             25,757
----------------------------------------------------------------------------
Other assets                                                          25,137
============================================================================
    Total assets                                               2,807,576,208
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        4,307,367
----------------------------------------------------------------------------
  Deferred compensation plan                                          25,757
----------------------------------------------------------------------------
Accrued distribution fees                                            165,807
----------------------------------------------------------------------------
Accrued trustees' fees                                                 3,049
----------------------------------------------------------------------------
Accrued transfer agent fees                                           65,953
----------------------------------------------------------------------------
Accrued operating expenses                                            94,213
============================================================================
    Total liabilities                                              4,662,146
============================================================================
Net assets applicable to shares outstanding                   $2,802,914,062
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,624,734,903
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  281,993,081
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   23,793,002
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  553,820,568
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    7,882,346
____________________________________________________________________________
============================================================================
Resource Class                                                $  310,690,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,624,673,216
____________________________________________________________________________
============================================================================
Private Investment Class                                         281,978,085
____________________________________________________________________________
============================================================================
Personal Investment Class                                         23,791,562
____________________________________________________________________________
============================================================================
Cash Management Class                                            553,793,574
____________________________________________________________________________
============================================================================
Reserve Class                                                      7,881,878
____________________________________________________________________________
============================================================================
Resource Class                                                   310,673,677
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $57,018,198
=========================================================================

EXPENSES:

Advisory fees                                                   2,682,832
-------------------------------------------------------------------------
Administrative services fees                                      385,269
-------------------------------------------------------------------------
Custodian fees                                                    123,941
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,304,914
-------------------------------------------------------------------------
  Personal Investment Class                                       139,579
-------------------------------------------------------------------------
  Cash Management Class                                           538,110
-------------------------------------------------------------------------
  Reserve Class                                                    71,840
-------------------------------------------------------------------------
  Resource Class                                                  621,710
-------------------------------------------------------------------------
Transfer agent fees                                               464,610
-------------------------------------------------------------------------
Trustees' fees                                                     20,720
-------------------------------------------------------------------------
Other                                                             222,091
=========================================================================
    Total expenses                                              6,575,616
=========================================================================
Less: Fees waived                                              (1,493,990)
-------------------------------------------------------------------------
   Net expenses                                                 5,081,626
=========================================================================
Net investment income                                          51,936,572
=========================================================================
Net realized gain from investment securities                       49,236
=========================================================================
Net increase in net assets resulting from operations          $51,985,808
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   51,936,572    $   74,902,159
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        49,236            72,834
==============================================================================================
    Net increase in net assets resulting from operations          51,985,808        74,974,993
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (30,505,948)      (35,499,690)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,591,840)       (9,565,242)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (299,904)         (893,880)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (10,536,923)      (16,606,091)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (92,141)         (202,563)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (5,909,816)      (12,134,693)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                            887,537,850       337,745,488
----------------------------------------------------------------------------------------------
  Private Investment Class                                        27,669,844       144,812,006
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,192,317)       10,558,279
----------------------------------------------------------------------------------------------
  Cash Management Class                                          145,887,444       184,411,217
----------------------------------------------------------------------------------------------
  Reserve Class                                                      366,489         4,853,550
----------------------------------------------------------------------------------------------
  Resource Class                                                  17,042,433        60,011,293
==============================================================================================
    Net increase in net assets                                 1,077,360,979       742,464,667
==============================================================================================
NET ASSETS:

  Beginning of year                                            1,725,553,083       983,088,416
==============================================================================================
  End of year                                                 $2,802,914,062    $1,725,553,083
______________________________________________________________________________________________
==============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,802,756,760    $1,725,480,249
----------------------------------------------------------------------------------------------
  Undistributed net investment income                                 35,232                --
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         122,070            72,834
==============================================================================================
                                                              $2,802,914,062    $1,725,553,083
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. This limitation may be terminated at any time. For the year ended August 31, 2002, AIM waived fees of $679,909.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $385,269 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $402,425 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any classes of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $782,949, $93,589, $430,488, $57,678 and $497,368, respectively, as compensation under the Plan, and FMC waived fees of $814,081.

  Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $10,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                 2002           2001
                                                              -----------    -----------
Distributions paid from ordinary income                       $51,936,572    $74,902,159
________________________________________________________________________________________
========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $      203,158
----------------------------------------------------------------------------
Temporary book/tax differences                                       (45,856)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,802,756,760
============================================================================
    Total net assets                                          $2,802,914,062
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was increased by $35,232 and shares of beneficial interest was decreased by $35,232. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                                         2002                                   2001
                                          -----------------------------------    -----------------------------------
                                              SHARES              AMOUNT             SHARES              AMOUNT
                                          ---------------    ----------------    ---------------    ----------------
Sold:
  Institutional Class                      17,298,300,583    $ 17,298,300,583     17,746,691,460    $ 17,746,691,460
--------------------------------------------------------------------------------------------------------------------
  Private Investment Class                    828,282,820         828,282,820      1,293,097,359       1,293,097,359
--------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                   135,096,697         135,096,697        105,790,324         105,790,324
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                     2,636,507,691       2,636,507,691      1,518,688,423       1,518,688,423
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                               139,539,870         139,539,870         91,807,609          91,807,609
--------------------------------------------------------------------------------------------------------------------
  Resource Class                            1,988,907,820       1,988,907,820      1,671,413,400       1,671,413,400
====================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                           8,503,654           8,503,654         17,248,532          17,248,532
--------------------------------------------------------------------------------------------------------------------
  Private Investment Class                      4,047,289           4,047,289          7,407,682           7,407,682
--------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                        48,802              48,802            114,243             114,243
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                         9,068,622           9,068,622         16,445,823          16,445,823
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                                    45,169              45,169            126,473             126,473
--------------------------------------------------------------------------------------------------------------------
  Resource Class                                3,106,665           3,106,665          3,498,789           3,498,789
====================================================================================================================
Reacquired:
  Institutional Class                     (16,419,266,387)    (16,419,266,387)   (17,426,194,504)    (17,426,194,504)
--------------------------------------------------------------------------------------------------------------------
  Private Investment Class                   (804,660,265)       (804,660,265)    (1,155,693,035)     (1,155,693,035)
--------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                  (136,337,816)       (136,337,816)       (95,346,288)        (95,346,288)
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                    (2,499,688,869)     (2,499,688,869)    (1,350,723,029)     (1,350,723,029)
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                              (139,218,550)       (139,218,550)       (87,080,532)        (87,080,532)
--------------------------------------------------------------------------------------------------------------------
  Resource Class                           (1,974,972,052)     (1,974,972,052)    (1,614,900,896)     (1,614,900,896)
====================================================================================================================
                                            1,077,311,743    $  1,077,311,743        742,391,833    $    742,391,833
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CASH MANAGEMENT CLASS
                                                              ----------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------
                                                                2002           2001        2000       1999
                                                              --------       --------    --------    -------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.05        0.06       0.05
------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.02)         (0.05)      (0.06)     (0.05)
============================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $  1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return                                                      2.01%          5.38%       5.95%      4.98%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $553,821       $407,924    $223,495    $85,113
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.20%(a)       0.17%       0.15%      0.14%
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.25%(a)       0.25%       0.27%      0.30%
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net assets              1.93%(a)       5.06%       5.94%      4.83%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Ratios are based on average daily net assets of $538,109,807.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           INSTITUTIONAL CLASS
                                                            -------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                            -------------------------------------------------
                                                               2002            2001        2000        1999
                                                            ----------       --------    --------    --------
Net asset value, beginning of period                        $     1.00       $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.05        0.06        0.05
-------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.02)         (0.05)      (0.06)      (0.05)
=============================================================================================================
Net asset value, end of period                              $     1.00       $   1.00    $   1.00    $   1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return                                                      2.09%          5.47%       6.03%       5.07%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,624,735       $737,168    $399,390    $139,860
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.12%(a)       0.09%       0.07%       0.06%
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.15%(a)       0.15%       0.17%       0.20%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income to average net assets              2.01%(a)       5.14%       6.02%       4.91%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Ratios are based on average daily net assets of $1,547,089,458.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             PERSONAL CLASS
                                                                -----------------------------------------
                                                                                         JANUARY 31, 2000
                                                                     YEAR ENDED            (DATE SALES
                                                                     AUGUST 31,           COMMENCED) TO
                                                                ---------------------       AUGUST 31,
                                                                 2002          2001            2000
                                                                -------       -------    ----------------
Net asset value, beginning of period                            $  1.00       $  1.00        $  1.00
---------------------------------------------------------------------------------------------------------
Net investment income                                              0.02(a)       0.05           0.03
---------------------------------------------------------------------------------------------------------
Less dividends from net investment income                         (0.02)        (0.05)         (0.03)
=========================================================================================================
Net asset value, end of period                                  $  1.00       $  1.00        $  1.00
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                    1.58%         4.94%          3.38%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $23,793       $24,985        $14,426
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.62%(c)      0.59%          0.57%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.90%(c)      0.90%          0.92%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of net investment income to average net assets               1.51%(c)      4.64%          5.52%(d)
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $18,610,476.
(d)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         PRIVATE INVESTMENT CLASS
                                                              ----------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------
                                                                2002           2001        2000       1999
                                                              --------       --------    --------    -------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.05        0.06       0.05
------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.02)         (0.05)      (0.06)     (0.05)
============================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $  1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return                                                      1.78%          5.15%       5.71%      4.75%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $281,993       $254,318    $109,496    $45,528
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.42%(a)       0.39%       0.37%      0.36%
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.65%(a)       0.65%       0.67%      0.70%
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net assets              1.71%(a)       4.84%       5.72%      4.62%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Ratios are based on average daily net assets of $260,982,870.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                RESERVE CLASS
                                                   ---------------------------------------
                                                                          JANUARY 26, 2000
                                                       YEAR ENDED           (DATE SALES
                                                       AUGUST 31,          COMMENCED) TO
                                                   -------------------       AUGUST 31,
                                                    2002         2001           2000
                                                   ------       ------    ----------------
Net asset value, beginning of period               $ 1.00       $ 1.00         $ 1.00
------------------------------------------------------------------------------------------
Net investment income                                0.01         0.05           0.03
------------------------------------------------------------------------------------------
Less dividends from net investment income           (0.01)       (0.05)         (0.03)
==========================================================================================
Net asset value, end of period                     $ 1.00       $ 1.00         $ 1.00
__________________________________________________________________________________________
==========================================================================================
Total return(a)                                      1.27%        4.63%          3.27%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $7,882       $7,516         $2,662
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   0.92%(b)     0.89%          0.87%(c)
------------------------------------------------------------------------------------------
  Without fee waivers                                1.15%(b)     1.15%          1.17%(c)
__________________________________________________________________________________________
==========================================================================================
Ratio of net investment income to average net
  assets                                             1.21%(b)     4.34%          5.22%(c)
__________________________________________________________________________________________
==========================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $7,184,000.
(c)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              RESOURCE CLASS
                                                              ----------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------
                                                                2002           2001        2000       1999
                                                              --------       --------    --------    -------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.05        0.06       0.05
------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.02)         (0.05)      (0.06)     (0.05)
============================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $  1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return                                                      1.92%          5.30%       5.86%      4.90%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $310,690       $293,644    $233,620    $11,684
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.28%(a)       0.25%       0.23%      0.22%
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.35%(a)       0.35%       0.37%      0.40%
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net assets              1.85%(a)       4.98%       5.86%      4.75%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Ratios are based on average daily net assets of $310,855,219.

      GOVERNMENT TAXADVANTAGE
      PORTFOLIO
      --------------------------------------------------------------------------

      Cash Management Class
      Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.

The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.


    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  5.88%
2001...................................................................  3.86%



    Cash Management Class shares' year-to-date total return as of September 30, 2002 was 1.24%.



    During the period shown in the bar chart, the highest quarterly return was 1.59% (quarter ended December 31, 2000) and its lowest quarterly return was 0.53% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                 SINCE         INCEPTION
December 31, 2001)                       1 YEAR      INCEPTION         DATE
--------------------------------------------------------------------------------
Cash Management Class                     3.86%        4.87%         12/31/99
--------------------------------------------------------------------------------




Cash Management Class shares' seven-day yield on December 31, 2001 was 1.67%. For the current seven-day yield, call (800) 877-7745.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                       None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                         CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.18%

Distribution and/or
Service (12b-1) Fees                                               0.10

Other Expenses                                                     0.07

Total Annual Fund Operating Expenses(2)                            0.35
--------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.02% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.13%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.21%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                             1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Cash Management Class          $36          $113          $197          $443
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.


    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2002 and 2001 and the period December 31, 1999 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                            CASH MANAGEMENT CLASS
                              --------------------------------------------------
                                     YEAR ENDED               DECEMBER 31, 1999
                                     AUGUST 31,                  (DATE SALES
                              ------------------------          COMMENCED) TO
                                2002            2001           AUGUST 31, 2000
                              --------        --------        ------------------
Net asset value, beginning
  of period                   $  1.00         $  1.00              $  1.00
--------------------------------------------------------------------------------
Net investment income            0.02            0.05                 0.04
--------------------------------------------------------------------------------
Less dividends from net
  investment income             (0.02)          (0.05)               (0.04)
================================================================================
Net asset value, end of
  period                      $  1.00         $  1.00              $  1.00
________________________________________________________________________________
================================================================================
Total return(a)                  1.90%           5.23%                3.71%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $17,260         $19,254              $50,033
________________________________________________________________________________
================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers               0.21%(b)        0.20%                0.19%(c)
--------------------------------------------------------------------------------
  Without fee waivers            0.35%(b)        0.36%                0.46%(c)
________________________________________________________________________________
================================================================================
Ratio of net investment
  income to average net
  assets                         1.90%(b)        4.92%                5.25%(c)
________________________________________________________________________________
================================================================================



(a) Not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $41,750,561.


(c) Annualized.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Cash Management Class                                          $1 million    no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900204613

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 3:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 3:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 3:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7745

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------
 Government TaxAdvantage Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
-----------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   TAP-PRO-3   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT TAXADVANTAGE
      PORTFOLIO
      --------------------------------------------------------------------------

      Institutional Class
      Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.


    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

                                                                          ANNUAL
YEAR ENDED                                                                 TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
1992....................................................................   3.57%
1993....................................................................   2.95%
1994....................................................................   3.88%
1995....................................................................   5.58%
1996....................................................................   5.09%
1997....................................................................   5.15%
1998....................................................................   5.11%
1999....................................................................   4.60%
2000....................................................................   5.96%
2001....................................................................   3.94%



    Institutional Class shares' year-to-date total return as of September 30, 2002 was 1.30%.



    During the periods shown in the bar chart, the highest quarterly return was 1.61% (quarter ended December 31, 2000) and the lowest quarterly return was 0.55% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------
(for the periods ended                                        SINCE       INCEPTION
December 31, 2001)          1 YEAR    5 YEARS    10 YEARS    INCEPTION      DATE
------------------------------------------------------------------------------------
Institutional Class          3.94%      4.95%      4.58%        4.80%      08/17/90
------------------------------------------------------------------------------------




Institutional Class shares' seven-day yield on December 31, 2001 was 1.75%. For the current seven-day yield, call (800) 659-1005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                 None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                                        None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.18%

Distribution and/or Service (12b-1) Fees                            None

Other Expenses                                                      0.07

Total Annual Fund Operating Expenses(2)                             0.25
--------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.13%. Total Annual Fund Operating Expenses, net of the current agreement, are 0.13%. This expense limitation may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                        1 YEAR    3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------
Institutional Class                       $26       $80        $141         $318
-----------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.


    The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that it's distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.



                                               INSTITUTIONAL CLASS
                           -----------------------------------------------------------
                                              YEAR ENDED AUGUST 31,
                           -----------------------------------------------------------
                             2002           2001        2000        1999        1998
                           --------       --------    --------    --------    --------
Net asset value,
  beginning of period      $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------
Net investment income          0.02           0.05        0.05        0.04        0.05
--------------------------------------------------------------------------------------
Less dividends from net
  investment income           (0.02)         (0.05)      (0.05)      (0.04)      (0.05)
======================================================================================
Net asset value, end of
  period                   $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
______________________________________________________________________________________
======================================================================================
Total return                   1.98%          5.31%       5.41%       4.51%       5.30%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)           $ 67,754       $208,307    $ 60,825    $ 88,517    $113,084
______________________________________________________________________________________
======================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers             0.13%(a)       0.12%       0.11%       0.19%       0.20%
--------------------------------------------------------------------------------------
  Without fee waivers          0.25%(a)       0.26%       0.36%       0.35%       0.28%
______________________________________________________________________________________
======================================================================================
Ratio of net investment
  income to average net
  assets                       1.98%(a)       5.00%       5.33%       4.42%       5.05%
______________________________________________________________________________________
======================================================================================



(a) Ratios are based on average daily net assets of $174,803,997.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


PURCHASING SHARES


MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Institutional Class                                            $1 million    no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900204613

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 3:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 3:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 3:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 659-1005

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via our
                          website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
 Government TaxAdvantage Portfolio, a
 series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
----------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   TAP-PRO-1   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT TAXADVANTAGE
      PORTFOLIO
      --------------------------------------------------------------------------

      Personal Investment Class
      Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Personal Investment
                                     Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured:
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Assets Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.



    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.


    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Personal Investment Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1992...................................................................   3.57%
1993...................................................................   2.95%
1994...................................................................   3.88%
1995...................................................................   5.58%
1996...................................................................   5.09%
1997...................................................................   5.15%
1998...................................................................   5.11%
1999...................................................................   4.60%
2000...................................................................   5.96%
2001...................................................................   3.94%




    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Personal Investment Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Personal Investment Class has higher expenses.



    Institutional Class and Personal Investment Class shares' year-to-date total return as of September 30, 2002 was 1.30% and 0.92%, respectively.



    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.61% (quarter ended December 31, 2000) and its lowest quarterly return was 0.55% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                          10        SINCE       INCEPTION
December 31, 2001)         1 YEAR    5 YEARS   YEARS     INCEPTION      DATE
-------------------------------------------------------------------------------
Institutional Class         3.94%     4.95%     4.58%       4.80%      08/17/90
-------------------------------------------------------------------------------




Institutional Class shares' seven-day yield on December 31, 2001 was 1.75%. For the current seven-day yield of Personal Investment Class shares, call (800) 877-4744.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                           PERSONAL
your investment)                                               INVESTMENT CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                  None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                         None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                                        PERSONAL
from fund assets)                                              INVESTMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                      0.18%

Distribution and/or Service (12b-1) Fees                             0.75

Other Expenses                                                       0.07

Total Annual Fund Operating Expenses(2)                              1.00
--------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Effective July 1, 2002, the distributor has agreed to waive 0.20% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.13%. Total Annual Fund Operating Expenses, restated to reflect the current agreements, are 0.68%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment
  Class                                     $102    $  318    $  552     $1,225
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.


    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal year ended 2002 and the period May 30, 2001 through August 31, 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                             PERSONAL INVESTMENT
                                                                                    CLASS
                                                                ---------------------------------------------
                                                                                                  MAY 30
                                                                                                (DATE SALES
                                                                  YEAR ENDED                    COMMENCED)
                                                                  AUGUST 31,                      THROUGH
                                                                     2002                     AUGUST 31, 2001
                                                                ---------------               ---------------
Net asset value, beginning of period                                $ 1.00                        $  1.00
-------------------------------------------------------------------------------------------------------------
Net investment income                                                 0.02                           0.01
-------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                            (0.02)                         (0.01)
=============================================================================================================
Net asset value, end of period                                      $ 1.00                        $  1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                                       1.47%                          0.82%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $8,957                        $ 1,609
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    0.63%(b)                       0.62%(c)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                 1.00%(b)                       1.01%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income to average net assets                  1.48%(b)                       4.50%(c)
_____________________________________________________________________________________________________________
=============================================================================================================



(a) Not annualized for periods less than one year.


(b) Ratios are based on average net assets of $3,251,016.


(c) Annualized.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Personal Investment Class                                        $1,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900204613

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 3:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 3:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 3:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-4744

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
 Government TaxAdvantage Portfolio, a
 series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
----------------------------------------



[AIM LOGO APPEARS HERE]    www.aimfunds.com   TAP-PRO-6   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT TAXADVANTAGE
      PORTFOLIO
      --------------------------------------------------------------------------

      Private Investment Class
      Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Private Investment
                                     Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.


    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.


                                                                          ANNUAL
YEAR ENDED                                                                 TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
1995....................................................................   5.32%
1996....................................................................   4.83%
1997....................................................................   4.89%
1998....................................................................   4.85%
1999....................................................................   4.34%
2000....................................................................   5.70%
2001....................................................................   3.69%




    Private Investment Class shares' year-to-date total return as of September 30, 2002 was 1.11%.



    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarter ended December 31, 2000) and the lowest quarterly return was 0.49% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                  SINCE         INCEPTION
December 31, 2001)               1 YEAR    5 YEARS    INCEPTION          DATE
-----------------------------------------------------------------------------------
Private Investment Class          3.69%     4.69%         4.80%         12/21/94
-----------------------------------------------------------------------------------




Private Investment Class shares' seven-day yield on December 31, 2001 was 1.50%. For the current seven-day yield, call (800) 877-7748.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                       PRIVATE INVESTMENT CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                        None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                       PRIVATE INVESTMENT CLASS
---------------------------------------------------------------------------------
Management Fees                                                    0.18%

Distribution and/or Service (12b-1) Fees                           0.50

Other Expenses                                                     0.07

Total Annual Fund Operating Expenses(2)                            0.75
---------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.25% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.13%. Total Annual Fund Operating Expenses, restated to reflect the current agreements, are 0.38%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------
Private Investment Class                    $77       $240       $417       $930
-----------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.


    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                                PRIVATE INVESTMENT CLASS
                                                                ---------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                                ---------------------------------------------------------
                                                                  2002         2001        2000        1999        1998
                                                                --------     --------     -------     -------     -------
Net asset value, beginning of period                            $   1.00     $   1.00     $  1.00     $  1.00     $  1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.02         0.05        0.05        0.04        0.05
-------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                          (0.02)       (0.05)      (0.05)      (0.04)      (0.05)
=========================================================================================================================
Net asset value, end of period                                  $   1.00     $   1.00     $  1.00     $  1.00     $  1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                        1.73%        5.05%       5.15%       4.25%       5.04%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $111,045     $118,324     $77,755     $45,377     $31,143
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  0.38%(a)     0.37%       0.36%       0.43%       0.45%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               0.75%(a)     0.76%       0.86%       0.85%       0.78%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets                1.73%(a)     4.75%       5.08%       4.18%       4.80%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Ratios are based on average daily net assets of $154,074,488.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Private Investment Class                                        $10,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900204613

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 3:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 3:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 3:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.
REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.
REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


OBTAINING ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7748

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 Government TaxAdvantage Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   TAP-PRO-2   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT TAXADVANTAGE
      PORTFOLIO
      --------------------------------------------------------------------------

      Reserve Class
      Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.


    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Reserve Class shares nor Institutional Class shares are subject to front-end or back-end loads.



                                                                          ANNUAL
YEAR ENDED                                                                 TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
1992....................................................................   3.57%
1993....................................................................   2.95%
1994....................................................................   3.88%
1995....................................................................   5.58%
1996....................................................................   5.09%
1997....................................................................   5.15%
1998....................................................................   5.11%
1999....................................................................   4.60%
2000....................................................................   5.96%
2001....................................................................   3.94%




The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Reserve Class has higher expenses. As of the date of this prospectus, Reserve Class had not commenced operations.



    Institutional Class shares' year-to-date total return as of September 30, 2002 was 1.30%.



    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.61% (quarter ended December 31, 2000) and its lowest quarterly return was 0.55% (quarter ended December 31, 2001).


PERFORMANCE TABLE


The following performance table reflects the performance of Institutional Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
(for the periods ended                                         10        SINCE         INCEPTION
December 31, 2001)                       1 YEAR    5 YEARS   YEARS     INCEPTION          DATE
----------------------------------------------------------------------------------------------------
Institutional Class                       3.94%     4.95%      4.58%        4.80%        08/17/90
----------------------------------------------------------------------------------------------------




Institutional Class shares' seven-day yield on December 31, 2001 was 1.75%. Once Reserve Class has commenced operations, the current seven-day yield of Reserve Class may be obtained by calling (800) 417-8837.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                  RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                   None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                          None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)(2)                                              RESERVE CLASS
-------------------------------------------------------------------------------
Management Fees                                                       0.18%

Distribution and/or Service (12b-1) Fees                              1.00

Other Expenses                                                        0.07

Total Annual Fund
Operating Expenses(3)                                                 1.25
-------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fees and expenses are based on estimated net assets for the current fiscal period.

(3) Effective July 1, 2002, the distributor has agreed to waive 0.13% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.13%. Total Annual Fund Operating Expenses, restated to reflect the current agreements, are 1.00%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $127     $397      $686      $1,511
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.


    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.


    As of the date of this prospectus, the Reserve Class has not yet commenced operations and, therefore, financial information is not available.



                                                                                    INSTITUTIONAL CLASS
                                                           ---------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                           ---------------------------------------------------------------------
                                                            2002            2001           2000           1999            1998
                                                           -------        --------        -------        -------        --------
Net asset value, beginning of period                       $  1.00        $   1.00        $  1.00        $  1.00        $   1.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.02            0.05           0.05           0.04            0.05
================================================================================================================================
Less dividends from net investment income                    (0.02)          (0.05)         (0.05)         (0.04)          (0.05)
================================================================================================================================
Net asset value, end of period                             $  1.00        $   1.00        $  1.00        $  1.00        $   1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return                                                  1.98%           5.31%          5.41%          4.51%           5.30%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                     $67,754        $208,307        $60,825        $88,517        $113,084
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            0.13%(a)        0.12%          0.11%          0.19%           0.20%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         0.25%(a)        0.26%          0.36%          0.35%           0.28%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of net investment income to average net assets          1.98%(a)        5.00%          5.33%          4.42%           5.05%
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) Ratios are based on average net assets of $174,803,997.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Reserve Class                                                    $1,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900204613

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 3:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 3:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 3:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 417-8837

On the Internet:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
 Government TaxAdvantage Portfolio, a
 series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
----------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   TAP-PRO-5   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT TAXADVANTAGE
      PORTFOLIO
      --------------------------------------------------------------------------

      Resource Class
      Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.


    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.



                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
2000....................................................................   5.80%
2001....................................................................   3.78%




    Resource Class shares' year-to-date total return as of September 30, 2002 was 1.18%.



    During the period shown in the bar chart, the highest quarterly return was 1.57% (quarter ended December 31, 2000) and its lowest quarterly return was 0.51% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2001)                       1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Resource Class                            3.78%        4.79%         12/30/99
--------------------------------------------------------------------------------




Resource Class shares' seven-day yield on December 31, 2001 was 1.59%. For the current seven-day yield, call (800) 825-6858.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                RESOURCE CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                   None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                          None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               RESOURCE CLASS
--------------------------------------------------------------------------------
Management Fees                                                       0.18%

Distribution and/or
Service (12b-1) Fees                                                  0.20

Other Expenses                                                        0.07

Total Annual Fund Operating Expenses(2)                               0.45
--------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.04% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.13%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.29%. The waivers and/or limitations may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $46      $144      $252       $567
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.


    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2002 and 2001 and the period December 30, 1999 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                 RESOURCE CLASS
                                                                ------------------------------------------------
                                                                                               DECEMBER 30, 1999
                                                                                                  (DATE SALES
                                                                 YEAR ENDED AUGUST 31,           COMMENCED) TO
                                                                -----------------------           AUGUST 31,
                                                                 2002            2001                2000
                                                                -------        --------        -----------------
Net asset value, beginning of period                            $  1.00        $   1.00             $ 1.00
----------------------------------------------------------------------------------------------------------------
Net investment income                                              0.02            0.05               0.04(a)
----------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                         (0.02)          (0.05)             (0.04)
================================================================================================================
Net asset value, end of period                                  $  1.00        $   1.00             $ 1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                    1.82%           5.15%              3.66%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $29,726        $156,340             $  765
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.29%(c)        0.28%              0.27%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.45%(c)        0.46%              0.56%(d)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to average net assets               1.82%(c)        4.84%              5.17%(d)
________________________________________________________________________________________________________________
================================================================================================================



(a) Calculated using average shares outstanding.


(b) Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $126,187,716.


(d) Annualized.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Resource Class                                                  $10,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900204613

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 3:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 3:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 3:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.
REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.
REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 825-6858

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
 Government TaxAdvantage Portfolio, a
 series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
----------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   TAP-PRO-4   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      GOVERNMENT TAXADVANTAGE
      PORTFOLIO
      --------------------------------------------------------------------------

      Sweep Class
      Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS
      DECEMBER 18, 2002

                                     This prospectus contains important
                                     information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES

--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.


    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.


    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.


                                                                                  ANNUAL
YEAR ENDED                                                                         TOTAL
DECEMBER 31                                                                       RETURNS
-----------                                                                       -------
1992............................................................................   3.57%
1993............................................................................   2.95%
1994............................................................................   3.88%
1995............................................................................   5.58%
1996............................................................................   5.09%
1997............................................................................   5.15%
1998............................................................................   5.11%
1999............................................................................   4.60%
2000............................................................................   5.96%
2001............................................................................   3.94%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.


    Institutional Class shares' year-to-date total return as of September 30, 2002 was 1.30%.



    During the periods shown in the bar chart, the highest quarterly return was 1.61% (quarter ended December 31, 2000) and its lowest quarterly return was 0.55% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------
(for the periods ended                                                               SINCE         INCEPTION
December 31, 2001)                       1 YEAR     5 YEARS        10 YEARS        INCEPTION          DATE
----------------------------------------------------------------------------------------------------------------
Institutional Class                       3.94%        4.95%           4.58%           4.80%         08/17/90
----------------------------------------------------------------------------------------------------------------




Institutional Class shares' seven-day yield on December 31, 2001 was 1.75%. Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                         None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            SWEEP CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.18%

Distribution and/or Service (12b-1) Fees                            0.25

Other Expenses(2)                                                   0.07

Total Annual Fund Operating Expenses(3)                             0.50
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding the Rule 12b-1 fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any) to 0.13%. Total Annual Fund Operating Expenses, net of the current agreement, are 0.38%. This expense limitation may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $51      $160      $280       $628
--------------------------------------------------------------------------------

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.


    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.


    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.



                                                                                    INSTITUTIONAL CLASS
                                                           ---------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                           ---------------------------------------------------------------------
                                                            2002            2001           2000           1999            1998
                                                           -------        --------        -------        -------        --------
Net asset value, beginning of period                       $  1.00        $   1.00        $  1.00        $  1.00        $   1.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.02            0.05           0.05           0.04            0.05
--------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                    (0.02)          (0.05)         (0.05)         (0.04)          (0.05)
================================================================================================================================
Net asset value, end of period                             $  1.00        $   1.00        $  1.00        $  1.00        $   1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return                                                  1.98%           5.31%          5.41%          4.51%           5.30%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                     $67,754        $208,307        $60,825        $88,517        $113,084
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            0.13%(a)        0.12%          0.11%          0.19%           0.20%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         0.25%(a)        0.26%          0.36%          0.35%           0.28%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of net investment income to average net assets          1.98%(a)        5.00%          5.33%          4.42%           5.05%
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) Ratios are based on average daily net assets of $174,803,997.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
                           CLASS                              INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Sweep Class                                                     $10,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900204613

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 3:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 3:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 3:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 3:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 3:00 p.m. Eastern Time.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 301-6246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------
 Government TaxAdvantage Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
-------------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   TAP-PRO-7   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE
          GOVERNMENT TAXADVANTAGE PORTFOLIO OF SHORT-TERM INVESTMENTS
     TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES
        FOR THE CLASSES OF THE GOVERNMENT TAXADVANTAGE PORTFOLIO LISTED
          BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS
      OF THE GOVERNMENT TAXADVANTAGE PORTFOLIO LISTED BELOW BY WRITING TO:

                           A I M FUND SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 18, 2002,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class           December 18, 2002
       Institutional Class            December 18, 2002
    Personal Investment Class         December 18, 2002
     Private Investment Class         December 18, 2002
          Reserve Class               December 18, 2002
          Resource Class              December 18, 2002
           Sweep Class                December 18, 2002

                          SHORT-TERM INVESTMENTS TRUST

                      STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Debt Investments..................................    5
          Other Investments.................................    5
          Investment Techniques.............................    6
     Portfolio Policies.....................................    7
MANAGEMENT OF THE TRUST.....................................    9
     Board of Trustees......................................    9
     Management Information.................................    9
          Trustee Ownership of Portfolio Shares.............   10
          Factors Considered in Approving the Investment
         Advisory Agreement.................................   10
     Compensation...........................................   10
          Retirement Plan for Trustees......................   11
          Deferred Compensation Agreements..................   11
     Codes of Ethics........................................   11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   11
INVESTMENT ADVISORY AND OTHER SERVICES......................   12
     Investment Advisor.....................................   12
     Service Agreements.....................................   12
     Other Service Providers................................   13
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   13
     Brokerage Transactions.................................   13
     Commissions............................................   14
     Brokerage Selection....................................   14
     Directed Brokerage (Research Services).................   15
     Regular Brokers or Dealers.............................   15
     Allocation of Portfolio Transactions...................   15
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   15
     Purchase and Redemption of Shares......................   15
     Offering Price.........................................   16
          Calculation of Net Asset Value....................   16
     Redemption in Kind.....................................   17
     Backup Withholding.....................................   17
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   18
     Dividends and Distributions............................   18
     Tax Matters............................................   18

                                                              PAGE
                                                              ----
DISTRIBUTION OF SECURITIES..................................   21
     Distribution Plan......................................   21
     Distributor............................................   23
BANKING REGULATIONS.........................................   23
CALCULATION OF PERFORMANCE DATA.............................   23
RATINGS OF DEBT SECURITIES..................................  A-1
TRUSTEES AND OFFICERS.......................................  B-1
TRUSTEE COMPENSATION TABLE..................................  C-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  D-1
MANAGEMENT FEES.............................................  E-1
ADMINISTRATIVE SERVICES FEES................................  F-1
BROKERAGE COMMISSIONS.......................................  G-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................  H-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  I-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  J-1
PERFORMANCE DATA............................................  K-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Government TaxAdvantage Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002 (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).


SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.


     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Each portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.


     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.


           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



-------------------------------------------------------------------------------------------------------------
                                                                                      GOVERNMENT TAXADVANTAGE
    SECURITY/INVESTMENT TECHNIQUE                                                            PORTFOLIO
    -----------------------------                                                     -----------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                     X
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments
-------------------------------------------------------------------------------------------------------------
 Participation Interests
-------------------------------------------------------------------------------------------------------------
 Municipal Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Investment Grade Debt Obligations
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                     X
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                      GOVERNMENT TAXADVANTAGE
    SECURITY/INVESTMENT TECHNIQUE                                                            PORTFOLIO
    -----------------------------                                                     -----------------------
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations ( or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.



     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Portfolio.


     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.


     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques


     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.


     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.


     WHEN-ISSUED SECURITIES. The Portfolio may purchase on a "when-issued" basis. When-issued securities are securities that have been announced, but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.


     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation.)


     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other AIM Funds and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.


          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in futures contracts and options thereon or invest in securities that are secured by physical commodities.



     ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:



          The Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities (agency securities). For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



     TEMPORARY DEFENSIVE POSITIONS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash.


                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION


     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.



     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.



     The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent accountants for each portfolio and the evaluation of such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by each portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with each portfolio's independent accountants and management. During the fiscal year ended August 31, 2002, the Audit Committee held four meetings.



     The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended August 31, 2002 the Investments Committee held four meetings.



     The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss. Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by

AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended August 31, 2002 the Valuation Committee held one meeting.



     The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees. During the fiscal year ended August 31, 2002 the Directors/Trustees Committee held five meetings.



     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.


Trustee Ownership of Portfolio Shares


     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM was re-approved for the Portfolio by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.



     After consideration of these factors, the Board found that: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's advisory agreement was in the best interests of the Portfolio and its shareholders and continued the agreement for an additional year.


COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.

Retirement Plan For Trustees



     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.



     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.



     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements

     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS


     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 175 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.


     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.


     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


     Pursuant to its investment advisory agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:


          FUND NAME                        NET ASSETS               ANNUAL RATE
          ---------                        ----------               -----------
Government TaxAdvantage
  Portfolio                     First $250 million                     0.20%
                                Over $250 million to $500 million      0.15%
                                Amount over $500 million               0.10%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


     AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments -- Other Investment Companies."



     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.


SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The

Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.


OTHER SERVICE PROVIDERS

     TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

     The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive an asset based fee plus certain out-of-pocket expenses. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) Remote, may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board of Trustees has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.


     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


     Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended August 31, are found in Appendix G.


COMMISSIONS


     During the last three fiscal years ended August 31 the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.


     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services), if any, paid by the Portfolio during the last fiscal year ended August 31, 2002 are found in Appendix H.


REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended August 31, 2002 is found in Appendix H.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AFS in writing. AFS may request additional documentation.

     AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares three times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time and 3:00 p.m. Eastern Time. The Portfolio declares dividends to shareholders of record at 3:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value.


     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at amortized cost as well as income accrued but not yet received.


     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

     The Board of Trustees has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. If available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


     Each AIM Fund and other payers, must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the years 2006 and thereafter.


     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio, or

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends are paid on settled shares of the Portfolio as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern time on that day.

     The dividend accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.


     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.



     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.


     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


     BACKUP WITHHOLDING. The Portfolio may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002, that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.



     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.


     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


     See Appendix I for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2002 and Appendix J for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31, 2002.


     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR


     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."



     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.


     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.


     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.


                              BANKING REGULATIONS


     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established between banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.



     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.


                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (Y + 1)(365/7) -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.


     The yield for each class of the Portfolio is found in Appendix K.


  Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                       Mutual Fund Values (Morningstar)
                Donoghue's                                  Stanger
             iMoney Net, Inc.                               TeleRate
               Lipper, Inc.                               Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.


     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

     Moody's describes its ratings for corporate bonds as follows:

          AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

     In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        MOODY'S SHORT-TERM LOAN RATINGS

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

     PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

     S&P describes its ratings for corporate bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based, in varying degrees, on the following considerations: likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     Note rating symbols and definitions are as follows:

          SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Rating categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues with this rating are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      FITCH INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

     SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

     FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                RATINGS OUTLOOK

     An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

     BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

     B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

          F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

          F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          D: Default. Issues assigned this rating are in actual or imminent payment default.

          LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                             TRUSTEES AND OFFICERS


     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.



---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  *ROBERT H. GRAHAM -- 1946           1986        Chairman, President and Chief Executive       None
   Trustee, Chairman and                          Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Chairman and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director and Senior Vice President, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor): Chairman, A I M
                                                  Distributors, Inc. (registered broker
                                                  dealer), A I M Fund Services, Inc.
                                                  (registered transfer agent) and Fund
                                                  Management Company (registered broker
                                                  dealer); and Director and Vice Chairman,
                                                  AMVESCAP PLC (parent of AIM and a global
                                                  investment management firm)
 --------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 --------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Of counsel, law firm of Baker & McKenzie      Badgley Funds,
  Trustee                                                                                       Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944           1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee                                         (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 --------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Chairman, Cortland Trust, Inc. (registered    None
  Trustee                                         investment company) and DHJ Media, Inc.;
                                                  Director, Magellan Insurance Company;
                                                  Member of Advisory Board of Rotary Power
                                                  International (designer, manufacturer and
                                                  seller of rotary power engines); formerly,
                                                  Director, President and Chief Executive
                                                  Officer, Volvo Group North America, Inc.;
                                                  and director of various affiliated Volvo
                                                  companies
 --------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Formerly, Chairman, Mercantile Mortgage       None
  Trustee                                         Corp.; Vice Chairman, President and Chief
                                                  Operating Officer, Mercantile-Safe Deposit
                                                  & Trust Co.; and President, Mercantile
                                                  Bankshares Corp.
 --------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff
  Trustee                                         Century Group, Inc. (government affairs
                                                  company)
 --------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1986        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------

* Mr. Graham is considered an interested person of the Trust because he is an officer and a trustee of the advisor to, and a trustee of the principal underwriter of, the Trust.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly, Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 --------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1986        Partner, law firm of Pennock & Cooper         None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939              1989        Executive Vice President, Development and     None
  Trustee                                         Operations, Hines Interests Limited
                                                  Partnership (real estate development
                                                  company)
 --------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  GARY T. CRUM -- 1947                1986        Director and President, A I M Capital         N/A
  Senior Vice President                           Management, Inc.; Director and Executive
                                                  Vice President, A I M Management Group
                                                  Inc.; Director and Senior Vice President,
                                                  A I M Advisors, Inc.; and Director, A I M
                                                  Distributors, Inc. and AMVESCAP PLC
 --------------------------------------------------------------------------------------------------------------
  CAROL F. RELIHAN -- 1954            1986        Director, Senior Vice President, General      N/A
  Senior Vice President and                       Counsel and Secretary, A I M Advisors, Inc.
  Secretary                                       and A I M Management Group Inc.; Director,
                                                  Vice President and General Counsel, Fund
                                                  Management Company; and Vice President,
                                                  A I M Fund Services, Inc., A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.
 --------------------------------------------------------------------------------------------------------------
  DANA R. SUTTON -- 1959              1986        Vice President and Fund Treasurer, A I M      N/A
  Vice President and Treasurer                    Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX -- 1943             1992        Vice President and Chief Compliance           N/A
  Vice President                                  Officer, A I M Advisors, Inc. and A I M
                                                  Capital Management, Inc.; and Vice
                                                  President, A I M Fund Services, Inc.
 --------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Senior Vice President, A I M Capital          N/A
  Vice President                                  Management, Inc.; Director and President,
                                                  Fund Management Company; and Vice
                                                  President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2001



-------------------------------------------------------------------------------------------------------------------------
                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN
                              DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
       NAME OF TRUSTEE                IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
-------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                             -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                             -0-                                  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                             -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
     Owen Daly II(1)
                                             -0-                                 Over $100,000(2)
-------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                             -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                             -0-                                 Over $100,000(2)
-------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                             -0-                                 Over $100,000(2)
-------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                             -0-                                 Over $100,000(2)
-------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                             -0-                                 Over $100,000(2)
-------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                             -0-                                  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                             -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                             -0-                                 Over $100,000(2)
-------------------------------------------------------------------------------------------------------------------------


---------------


(1) Mr. Daly retired as a trustee on December 31, 2001.



(2) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C



                           TRUSTEE COMPENSATION TABLE



     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001:




                                                           RETIREMENT
                                            AGGREGATE       BENEFITS       ESTIMATED          TOTAL
                                           COMPENSATION     ACCRUED         ANNUAL        COMPENSATION
                                             FROM THE        BY ALL      BENEFITS UPON      FROM ALL
                 TRUSTEE                     TRUST(1)     AIM FUNDS(2)   RETIREMENT(3)   AIM FUNDS(4)(5)
  Frank S. Bayley(6)                          $7,313        $   -0-         $75,000         $112,000
  Bruce L. Crockett                            7,773         36,312          75,000          126,500
  Owen Daly II(7)                              2,151         33,318          75,000          126,500
  Albert R. Dowden                             7,773          3,193          75,000          126,500
  Edward K. Dunn, Jr.                          7,773          8,174          75,000          126,500
  Jack M. Fields                               7,751         19,015          75,000          126,500
  Carl Frischling(8)                           7,751         54,394          75,000          126,500
  Prema Mathai-Davis                           7,773         21,056          75,000          126,500
  Lewis F. Pennock                             7,981         37,044          75,000          126,500
  Ruth H. Quigley(6)                           7,335            -0-          75,000          112,500
  Louis S. Sklar                               7,981         53,911          75,000          123,000


---------------


(1)The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2002, including earnings, was $39,082.



(2)During the fiscal year ended August 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $16,106.



(3)Amounts shown assume each trustee serves until his or her normal retirement date.



(4)All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.



(5)During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to directors/trustees of $31,500.



(6)Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.



(7)Mr. Daly was a trustee until December 31, 2001, when he retired.



(8)During the fiscal year ended August 31, 2002, the Trust paid $38,476 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


     All information listed below is as of December 3, 2002.


GOVERNMENT & AGENCY PORTFOLIO


                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
Adams County Treasurer...........       --             --            --           --           --         9.53%          --
  450 S. 4th Ave.
  Brighton, CO 80601
------------------------------------------------------------------------------------------------------------------------------
AmSouth Capital Markets..........       --             --            --        10.51%          --           --           --
  315 Deaderick St., 4th Floor
  Nashville, TN 37237
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................       --             --            --        19.88%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd Floor
  New York, NY 10286
------------------------------------------------------------------------------------------------------------------------------
Bank of Springfield..............       --             --         37.07%          --           --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
------------------------------------------------------------------------------------------------------------------------------
Bank One Capital Markets.........    22.86%            --            --           --           --           --           --
  One Bank One Plaza, 7th Floor
  Chicago, IL 60670
------------------------------------------------------------------------------------------------------------------------------
Community Bank...................       --             --          7.92%          --        35.43%          --           --
  Attn: Carolyn Geiser
  500 S. Morgan
  Granbury, TX 76048
------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount Brokers....       --             --            --           --           --        12.33%          --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
------------------------------------------------------------------------------------------------------------------------------
Ferris, Baker Watts, Inc.........    16.01%            --            --           --           --           --           --
  1700 Pennsylvania Ave.
  Washington, DC 20006
------------------------------------------------------------------------------------------------------------------------------
First National Banker's Bank.....       --             --            --           --        12.04%          --           --
  Attn: Sheila Esteve
  P.O. Drawer 80579
  Baton Rouge, LA 70898
------------------------------------------------------------------------------------------------------------------------------

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
First Union Subaccounts..........       --             --            --        11.09%          --           --           --
  8739 Research Drive
  Capital Markets
  Charlotte, NC 28262-0675
------------------------------------------------------------------------------------------------------------------------------
Fund Services Advisors, Inc......    21.15%          5.30%           --        16.17%          --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
------------------------------------------------------------------------------------------------------------------------------
Huntington Capital Corp..........       --             --            --         8.85%          --           --           --
  41 S. High St., Ninth Floor
  Columbus, OH 43287
------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light........       --             --            --           --           --        10.12%          --
  P.O. Box 418679
  Attn: Jim Gilligan
  Kansas City, MO 64106
------------------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A................       --          20.80%           --           --           --        13.48%          --
  135 South LaSalle St.
  Chicago, IL 60603
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers..................       --           6.14%           --           --           --           --           --
  c/o Matt Dermer
  399 Park Avenue, 6th Floor
  New York, NY 10022
------------------------------------------------------------------------------------------------------------------------------
Mid Atlantic Institutional
  Shares, Inc....................       --           8.45%           --           --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank...................       --             --            --           --           --        20.37%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------------------
STAR Financial Bank, Anderson....       --             --         50.97%          --        41.55%          --           --
  2948 S. Western Ave.
  Marion, IN 46953
------------------------------------------------------------------------------------------------------------------------------
Sun Trust Capital Markets,
  Inc............................       --           6.14%           --           --           --           --           --
  Attn: Patti Wagner
  P.O. Box 4418 Mail Code 3907
  Atlanta, GA 30302-4418
------------------------------------------------------------------------------------------------------------------------------
Texas Treasury Safekeeping Trust
  Co.............................       --           6.30%           --           --           --           --           --
  Attn: Lalo Torres/Kelly
  Tomkinson
  208 E. 10th Street, Rm. 402
  Austin, TX 78701
------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
Bank of America N.A..............       --           7.83%            --          --           --           --           --
  M.C. TX1-945-08-18
  411 North Ackard Street
  Dallas, TX 75201-3307
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................       --             --             --       53.84%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd Floor
  New York, NY 10268
------------------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma, N.A.
  Institutional Investments......       --             --          12.65%         --           --           --           --
  Attn: Carrie Jacobson
  P.O. Box 2300
  Tulsa, OK 74192
------------------------------------------------------------------------------------------------------------------------------
CIBC World Markets...............    99.08%            --             --       22.41%          --           --           --
  Attn: Lester Elson
  200 Liberty Street
  World Financial Center
  New York, NY 10281
------------------------------------------------------------------------------------------------------------------------------
Colorado State Bank & Trust......       --             --          87.35%         --           --           --           --
  Attn: Debbie Barcus
  1600 Broadway
  Denver, CO 80202-4999
------------------------------------------------------------------------------------------------------------------------------
Frost National Bank-TX...........       --          16.87%            --        6.29%          --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX 78298-2479
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter.......       --             --             --          --           --        29.12%          --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank...................       --             --             --          --           --        69.07%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------------------
Trustmark National Bank, Trust
  Dept...........................       --          20.96%            --          --           --           --           --
  Attn: Ned Balsley VP
  248 East Capitol
  Jackson, MS 39205
------------------------------------------------------------------------------------------------------------------------------
US Bank..........................       --          10.90%            --          --           --           --           --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
------------------------------------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.........       --             --             --        5.69%          --           --           --
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC 28262-0675
------------------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO


                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................    32.84%            --            --        32.99%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd Floor
  New York, NY 10286
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................       --             --            --           --        88.69%          --           --
  Attn: Sheryl Covelli
  440 Mamoroneck, 5th Floor
  Harrison, NY 10528
------------------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma.................     9.15%            --            --           --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
------------------------------------------------------------------------------------------------------------------------------
CENCO............................       --             --            --           --           --         7.60%          --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount Brokers....       --             --         92.98%       10.52%          --           --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
------------------------------------------------------------------------------------------------------------------------------
First Union Subaccounts..........       --             --            --           --           --        34.89%          --
  Capital Markets
  8739 Research Drive
  Charlotte, NC 28262-0675
------------------------------------------------------------------------------------------------------------------------------
Frost National Bank-TX...........       --          13.75%           --           --           --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX 78298-2479
------------------------------------------------------------------------------------------------------------------------------
Huntington Capital Corp..........       --             --            --         8.81%          --           --           --
  41 S. High St., 9th Floor
  Columbus, OH 43287
------------------------------------------------------------------------------------------------------------------------------
Kinco & Co.......................       --             --            --           --         6.80%          --           --
  Securities Services,
  6th Floor
  One Hanson Place
  Brooklyn, NY 11415
------------------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A................       --           8.38%           --           --           --        22.92%          --
  135 South LaSalle St.
  Chicago, IL 60690-1443
------------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA...................       --             --            --           --           --         8.24%          --
  Attn: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA 15230-0710
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter.......    13.41%            --            --           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepont Plaza, 7th Floor
  Brooklyn, NY
------------------------------------------------------------------------------------------------------------------------------

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
One Group Government MMF.........       --           5.19%           --           --           --           --           --
  Attn: Christopher Mercy
  111 Polaris Parkway
  Columbus, OH 43271-0211
------------------------------------------------------------------------------------------------------------------------------
Piper Jaffray....................       --           8.35%           --           --           --           --           --
  1050 17th St.
  Suite 2100
  Denver, CO 80265
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank...................       --             --            --           --           --        12.58%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust........       --           7.08%           --           --           --           --           --
  Attn: Master Note
  Control, AH3
  108 Myrtle Street
  North Quincy, MA 02171
------------------------------------------------------------------------------------------------------------------------------
Zions First National Bank (CO)...       --             --            --        27.27%          --           --           --
  Attn: Trust Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT 84130
------------------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP


     As of December 3, 2002, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX E


                                MANAGEMENT FEES


     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:



                               MANAGEMENT FEE PAYABLE           MANAGEMENT FEE WAIVERS          NET MANAGEMENT FEE PAID
                           ------------------------------   ------------------------------   -----------------------------
     PORTFOLIO NAME          2002       2001       2000       2002       2001       2000       2002       2001      2000
     --------------        --------   --------   --------   --------   --------   --------   --------   --------   -------
Government TaxAdvantage
  Portfolio..............  $875,068   $853,376   $277,625   $620,373   $684,628   $277,625   $254,695   $168,748   $     0

                                   APPENDIX F


                          ADMINISTRATIVE SERVICES FEES


     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:



                       PORTFOLIO NAME                           2002       2001      2000
                       --------------                         --------   --------   -------
Government TaxAdvantage Portfolio...........................  $136,958   $130,482   $50,000

                                   APPENDIX G



                             BROKERAGE COMMISSIONS



     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

                                   APPENDIX H



            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF


                    SECURITIES OF REGULAR BROKERS OR DEALERS



DIRECTED BROKERAGE



     During the last fiscal year ended August 31, 2002, the Portfolio did not pay directed brokerage commissions.



PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS



     During the last fiscal year ended August 31, 2002, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX I


     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN


     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31 follows:



                          CLASS                               AMOUNT
                          -----                              --------
Cash Management Class.....................................   $ 33,400
Personal Investment Class.................................     16,443
Private Investment Class..................................    385,186
Reserve Class.............................................        N/A
Resource Class............................................    201,901
Sweep Class*..............................................        N/A


---------------


* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX J


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by activity of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2002, follows:



                                                              UNDERWRITER      DEALERS
                                                              COMPENSATION   COMPENSATION
                                                              ------------   ------------
Cash Management Class.......................................     $  -0-        $ 33,400
Personal Investment Class...................................      3,439          13,004
Private Investment Class....................................         28         385,158
Reserve Class...............................................        N/A             N/A
Resource Class..............................................         10         201,891
Sweep Class*................................................        N/A             N/A


---------------


* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K


                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2002, are as follows:



                                                      30-DAY PERIOD ENDED
                   CURRENT YIELD                        AUGUST 31, 2002
                   -------------                      -------------------
Cash Management Class...............................         1.63%
Institutional Class.................................         1.71%
Personal Investment Class...........................         1.19%
Private Investment Class............................         1.46%
Reserve Class.......................................         0.90%
Resource Class......................................         1.55%
Sweep Class*........................................          N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2002, are as follows:



                                                    SEVEN-DAY PERIOD ENDED
                ANNUALIZED YIELD                       AUGUST 31, 2002
                ----------------                    ----------------------
Cash Management Class............................            1.65%
Institutional Class..............................            1.73%
Personal Investment Class........................            1.21%
Private Investment Class.........................            1.48%
Reserve Class....................................            0.92%
Resource Class...................................            1.57%
Sweep Class*.....................................             N/A



                                                    SEVEN-DAY PERIOD ENDED
                 EFFECTIVE YIELD                       AUGUST 31, 2002
                 ---------------                    ----------------------
Cash Management Class............................            1.66%
Institutional Class..............................            1.74%
Personal Investment Class........................            1.22%
Private Investment Class.........................            1.49%
Reserve Class....................................            0.92%
Resource Class...................................            1.58%
Sweep Class*.....................................             N/A


---------------


* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                              FINANCIAL STATEMENTS

                                        FS

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                            PAR
                                               MATURITY   (000S)       VALUE
U.S. GOVERNMENT AGENCY SECURITIES-100.02%
FEDERAL HOME LOAN BANK-97.91%
Disc. Notes,(a)
  1.79%                                        09/03/02   $13,806   $ 13,804,627
--------------------------------------------------------------------------------
  1.97%                                        09/30/02    10,825     10,808,083
--------------------------------------------------------------------------------
  2.16%                                        12/12/02    15,000     14,909,900
--------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.86%(b)                                     09/05/02    25,000     25,000,000
--------------------------------------------------------------------------------
  1.69%(c)                                     09/02/03    15,000     14,995,478
--------------------------------------------------------------------------------
  1.73%(b)                                     09/15/03    10,000      9,994,826
--------------------------------------------------------------------------------
Unsec. Floating Rate Notes,(b)
  1.79%                                        11/14/02    20,000     19,997,913
--------------------------------------------------------------------------------
Unsec. Bonds,
  2.38%                                        10/29/02    10,000     10,000,254
--------------------------------------------------------------------------------
  2.13%                                        11/06/02    10,000     10,000,127
--------------------------------------------------------------------------------
  4.50%                                        05/15/03     5,000      5,087,263
--------------------------------------------------------------------------------
  5.76%                                        06/24/03    10,000     10,282,165
--------------------------------------------------------------------------------
  2.15%                                        08/13/03    10,000     10,000,000
--------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.68%                                        09/11/02    75,000     74,965,417
================================================================================
                                                                    $229,846,053
================================================================================
STUDENT LOAN MARKETING ASSOCIATION-2.11%(a)
Disc. Notes,
  2.26%                                        02/07/03     5,000      4,951,196
================================================================================
    Total U.S. Government Agency Securities
      (Cost $234,797,249)                                            234,797,249
________________________________________________________________________________
================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $234,797,249)(d)                                                   234,797,249
________________________________________________________________________________
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.02)%                                    (55,267)
________________________________________________________________________________
================================================================================
NET ASSETS-100.00%                                                  $234,741,982
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/02.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 8/31/02.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, at value (amortized cost)                          $234,797,249
----------------------------------------------------------------------------
Interest receivable                                                  526,215
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,002
----------------------------------------------------------------------------
Other assets                                                          21,395
============================================================================
    Total assets                                                 235,383,861
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Amount due custodian                                                82,617
----------------------------------------------------------------------------
  Dividends                                                          427,450
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,002
----------------------------------------------------------------------------
Accrued distribution fees                                             41,553
----------------------------------------------------------------------------
Accrued trustees' fees                                                 4,353
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,283
----------------------------------------------------------------------------
Accrued operating expenses                                            38,621
============================================================================
    Total liabilities                                                641,879
============================================================================
Net assets applicable to shares outstanding                     $234,741,982
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 67,754,138
____________________________________________________________________________
============================================================================
Private Investment Class                                        $111,044,923
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  8,956,831
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 17,260,433
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 29,725,657
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               67,713,620
____________________________________________________________________________
============================================================================
Private Investment Class                                         111,021,195
____________________________________________________________________________
============================================================================
Personal Investment Class                                          8,956,727
____________________________________________________________________________
============================================================================
Cash Management Class                                             17,245,684
____________________________________________________________________________
============================================================================
Resource Class                                                    29,708,117
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $10,565,417
===========================================================================
EXPENSES:

Advisory fees                                                       875,068
---------------------------------------------------------------------------
Administrative services fees                                        136,958
---------------------------------------------------------------------------
Custodian fees                                                       22,400
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                          770,372
---------------------------------------------------------------------------
  Personal Investment Class                                          24,383
---------------------------------------------------------------------------
  Cash Management Class                                              41,751
---------------------------------------------------------------------------
  Resource Class                                                    252,376
---------------------------------------------------------------------------
Transfer agent fees                                                  89,905
---------------------------------------------------------------------------
Trustees' fees                                                       13,945
---------------------------------------------------------------------------
Other                                                               132,582
===========================================================================
    Total expenses                                                2,359,740
===========================================================================
Less: Fees waived                                                (1,072,325)
---------------------------------------------------------------------------
    Net expenses                                                  1,287,415
===========================================================================
Net investment income                                             9,278,002
===========================================================================
Net realized gain from investment securities                          1,510
===========================================================================
Net increase in net assets resulting from operations            $ 9,279,512
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                  2002             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $   9,278,002    $ 23,673,522
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        1,510          73,442
===========================================================================================
    Net increase in net assets resulting from operations          9,279,512      23,746,964
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (3,468,235)     (7,870,164)
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,625,345)     (8,007,527)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (43,549)        (13,289)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (770,065)     (2,834,314)
-------------------------------------------------------------------------------------------
  Resource Class                                                 (2,370,808)     (4,948,228)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                          (140,553,009)    147,453,398
-------------------------------------------------------------------------------------------
  Private Investment Class                                       (7,280,625)     40,555,813
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       7,347,587       1,609,140
-------------------------------------------------------------------------------------------
  Cash Management Class                                          (1,994,482)    (30,792,814)
-------------------------------------------------------------------------------------------
  Resource Class                                               (126,612,324)    155,556,514
===========================================================================================
    Net increase (decrease) in net assets                      (269,091,343)    314,455,493
===========================================================================================
NET ASSETS:

  Beginning of year                                             503,833,325     189,377,832
===========================================================================================
  End of year                                                 $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 234,644,951    $503,738,196
-------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392              --
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         96,639          95,129
===========================================================================================
                                                              $ 234,741,982    $503,833,325
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of five different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
----------                                                      -----
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500                                                       0.10%
_____________________________________________________________________
=====================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. This limitation may be terminated or modified at any time. For the year August 31, 2002, AIM waived advisory fees of $620,373.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $136,958 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $75,010 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $385,186, $16,443, $33,400 and $201,901, respectively, as compensation under the Plan, and FMC waived fees of $451,952.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $6,103 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                 2002          2001
                                                              ----------    -----------
Distributions paid from ordinary income                       $9,278,002    $23,673,522
_______________________________________________________________________________________
=======================================================================================


Tax Components of Capital:

  As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    162,019
--------------------------------------------------------------------------
Post-October capital loss deferral                                  (2,705)
--------------------------------------------------------------------------
Temporary book/tax differences                                     (62,283)
--------------------------------------------------------------------------
Shares of beneficial interest                                  234,644,951
==========================================================================
    Total net assets                                          $234,741,982
__________________________________________________________________________
==========================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of trustees' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of prior year reclassifications on August 31, 2002, shares of beneficial interest was decreased by $392 and undistributed net investment income was increased by $392. This reclassification has no affect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                                           2002                                 2001
                                             ---------------------------------    ---------------------------------
                                                 SHARES            AMOUNT             SHARES            AMOUNT
                                             --------------    ---------------    --------------    ---------------
Sold:
  Institutional Class                           430,680,839    $   430,680,839       952,745,153    $   952,745,153
-------------------------------------------------------------------------------------------------------------------
  Private Investment Class                    1,628,187,024      1,628,187,024     2,583,210,471      2,583,210,471
-------------------------------------------------------------------------------------------------------------------
  Personal Investment Class*                     15,721,155         15,721,155         1,602,000          1,602,000
-------------------------------------------------------------------------------------------------------------------
  Cash Management Class                         292,721,967        292,721,967       464,109,615        464,109,615
-------------------------------------------------------------------------------------------------------------------
  Resource Class                                343,055,011        343,055,011       602,649,633        602,649,633
===================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                             1,997,601          1,997,601         3,724,272          3,724,272
-------------------------------------------------------------------------------------------------------------------
  Private Investment Class                        1,732,220          1,732,220         2,863,799          2,863,799
-------------------------------------------------------------------------------------------------------------------
  Personal Investment Class*                         31,351             31,351             9,140              9,140
-------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             795,743            795,743         2,777,595          2,777,595
-------------------------------------------------------------------------------------------------------------------
  Resource Class                                  2,680,021          2,680,021         4,440,248          4,440,248
===================================================================================================================
Reacquired:
  Institutional Class                          (573,231,449)      (573,231,449)     (809,016,027)      (809,016,027)
-------------------------------------------------------------------------------------------------------------------
  Private Investment Class                   (1,637,199,869)    (1,637,199,869)   (2,545,518,457)    (2,545,518,457)
-------------------------------------------------------------------------------------------------------------------
  Personal Investment Class*                     (8,404,919)        (8,404,919)           (2,000)            (2,000)
-------------------------------------------------------------------------------------------------------------------
  Cash Management Class                        (295,512,192)      (295,512,192)     (497,680,024)      (497,680,024)
-------------------------------------------------------------------------------------------------------------------
  Resource Class                               (472,347,356)      (472,347,356)     (451,533,367)      (451,533,367)
===================================================================================================================
                                               (269,092,853)   $  (269,092,853)      314,382,051    $   314,382,051
___________________________________________________________________________________________________________________
===================================================================================================================

* The Personal Investment Class commenced sales on May 30, 2001.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CASH MANAGEMENT CLASS
                                                                ------------------------------------------
                                                                                         DECEMBER 31, 1999
                                                                     YEAR ENDED             (DATE SALES
                                                                     AUGUST 31,            COMMENCED) TO
                                                                ---------------------       AUGUST 31,
                                                                 2002          2001            2000
                                                                -------       -------    -----------------
Net asset value, beginning of period                            $  1.00       $  1.00         $  1.00
----------------------------------------------------------------------------------------------------------
Net investment income                                              0.02          0.05            0.04
----------------------------------------------------------------------------------------------------------
Less dividends from net investment income                         (0.02)        (0.05)          (0.04)
==========================================================================================================
Net asset value, end of period                                  $  1.00       $  1.00         $  1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                                                    1.90%         5.23%           3.71%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $17,260       $19,254         $50,033
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.21%(b)      0.20%           0.19%(c)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.35%(b)      0.36%           0.46%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to average net assets               1.90%(b)      4.92%           5.25%(c)
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $41,750,561.
(c)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                       INSTITUTIONAL CLASS
                                                     --------------------------------------------------------
                                                                      YEAR ENDED AUGUST 31,
                                                     --------------------------------------------------------
                                                      2002           2001       2000       1999        1998
                                                     -------       --------    -------    -------    --------
Net asset value, beginning of period                 $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
-------------------------------------------------------------------------------------------------------------
Net investment income                                   0.02           0.05       0.05       0.04        0.05
-------------------------------------------------------------------------------------------------------------
Less dividends from net investment income              (0.02)         (0.05)     (0.05)     (0.04)      (0.05)
=============================================================================================================
Net asset value, end of period                       $  1.00       $   1.00    $  1.00    $  1.00    $   1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return                                            1.98%          5.31%      5.41%      4.51%       5.30%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $67,754       $208,307    $60,825    $88,517    $113,084
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      0.13%(a)       0.12%      0.11%      0.19%       0.20%
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   0.25%(a)       0.26%      0.36%      0.35%       0.28%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income to average net
  assets                                                1.98%(a)       5.00%      5.33%      4.42%       5.05%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Ratios are based on average daily net assets of $174,803,997.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                PERSONAL INVESTMENT CLASS
                                                              ------------------------------
                                                                               MAY 30, 2001
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                              AUGUST 31,        AUGUST 31,
                                                                 2002              2001
                                                              ----------       -------------
Net asset value, beginning of period                            $ 1.00            $ 1.00
--------------------------------------------------------------------------------------------
Net investment income                                             0.02              0.01
--------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.02)            (0.01)
============================================================================================
Net asset value, end of period                                  $ 1.00            $ 1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                   1.47%             0.82%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $8,957            $1,609
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.63%(b)          0.62%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers                                             1.00%(b)          1.01%(c)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average net assets              1.48%(b)          4.50%(c)
____________________________________________________________________________________________
============================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $3,251,016.
(c)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                     PRIVATE INVESTMENT CLASS
                                                     --------------------------------------------------------
                                                                      YEAR ENDED AUGUST 31,
                                                     --------------------------------------------------------
                                                       2002           2001       2000       1999       1998
                                                     --------       --------    -------    -------    -------
Net asset value, beginning of period                 $   1.00       $   1.00    $  1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------
Net investment income                                    0.02           0.05       0.05       0.04       0.05
-------------------------------------------------------------------------------------------------------------
Less dividends from net investment income               (0.02)         (0.05)     (0.05)     (0.04)     (0.05)
=============================================================================================================
Net asset value, end of period                       $   1.00       $   1.00    $  1.00    $  1.00    $  1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return                                             1.73%          5.05%      5.15%      4.25%      5.04%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $111,045       $118,324    $77,755    $45,377    $31,143
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       0.38%(a)       0.37%      0.36%      0.43%      0.45%
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.75%(a)       0.76%      0.86%      0.85%      0.78%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income to average net
  assets                                                 1.73%(a)       4.75%      5.08%      4.18%      4.80%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Ratios are based on average daily net assets of $154,074,488.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             RESOURCE CLASS
                                                               -------------------------------------------
                                                                                         DECEMBER 30, 1999
                                                                     YEAR ENDED             (DATE SALES
                                                                     AUGUST 31,            COMMENCED) TO
                                                               ----------------------       AUGUST 31,
                                                                2002           2001            2000
                                                               -------       --------    -----------------
Net asset value, beginning of period                           $  1.00       $   1.00         $ 1.00
----------------------------------------------------------------------------------------------------------
Net investment income                                             0.02           0.05           0.04(a)
==========================================================================================================
Less dividends from net investment income                        (0.02)         (0.05)         (0.04)
==========================================================================================================
Net asset value, end of period                                 $  1.00       $   1.00         $ 1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                   1.82%          5.15%          3.66%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $29,726       $156,340         $  765
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.29%(c)       0.28%          0.27%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.45%(c)       0.46%          0.56%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to average net assets              1.82%(c)       4.84%          5.17%(d)
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using averages shares outstanding.
(b)  Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $126,187,716.
(d)  Annualized.

      TREASURY PORTFOLIO
      --------------------------------------------------------------------------

      Cash Management Class
      Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Cash Management
                                     Class of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     There can be no assurance that the
                                     fund will be able to maintain a stable
                                     net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   4.07%
1995...................................................................   5.86%
1996...................................................................   5.32%
1997...................................................................   5.48%
1998...................................................................   5.39%
1999...................................................................   4.91%
2000...................................................................   6.18%
2001...................................................................   3.96%




    Cash Management Class shares' year-to-date total return as of September 30, 2002 was 1.28%.



    During the periods shown in the bar chart, the highest quarterly return was 1.60% (quarter ended December 30, 2000) and the lowest quarterly return was 0.60% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                             SINCE          INCEPTION
December 31, 2001)           1 YEAR    5 YEARS    INCEPTION          DATE
-------------------------------------------------------------------------------
Cash Management Class         3.96%      5.18%        5.05%         08/18/93
-------------------------------------------------------------------------------




Cash Management Class shares' seven-day yield on December 31, 2001 was 1.97%. For the current seven-day yield, call (800) 877-7745.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                         CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                        None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                         CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Management Fees(2)                                                0.15%

Distribution and/or Service (12b-1) Fees                          0.10

Other Expenses                                                    0.03

Total Annual Fund Operating Expenses                              0.28

Fee Waivers(3)                                                    0.07

Net Expenses(4)                                                   0.21
-------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Restated to reflect current agreement effective January 1, 2002.

(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. The waiver is in effect from July 1, 2002 through June 30, 2003. Restated to reflect advisory fee waiver.


(4) The distributor has agreed to waive 0.02% of the Rule 12b-1 fee. Net Expenses, restated to reflect the current agreement, are 0.19%. This waiver may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $29       $90      $157       $356
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.


    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                 CASH MANAGEMENT CLASS
                                              ------------------------------------------------------------
                                                                 YEAR ENDED AUGUST 31,
                                              ------------------------------------------------------------
                                                 2002          2001         2000        1999        1998
                                              ----------    ----------    --------    --------    --------
Net asset value, beginning of period          $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------
Net investment income                               0.02          0.05        0.06        0.05        0.05
----------------------------------------------------------------------------------------------------------
Less dividends from net investment income          (0.02)        (0.05)      (0.06)      (0.05)      (0.05)
==========================================================================================================
Net asset value, end of period                $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return                                        1.99%         5.28%       5.75%       4.89%       5.56%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                              $2,223,385    $1,155,373    $780,425    $860,354    $933,791
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                  0.18%(a)       0.18%      0.18%       0.17%       0.17%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                               0.25%(a)       0.20%      0.20%       0.19%       0.19%
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to average
  net assets                                        1.94%(a)       5.04%      5.58%       4.77%       5.42%
__________________________________________________________________________________________________________
==========================================================================================================



(a) Ratios are based on average daily net assets of $1,905,349,110.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Cash Management Class                                          $1 million    no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900117427

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.
REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In the event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7745

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington,DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 Treasury Portfolio, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   TRE-PRO-4   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      TREASURY PORTFOLIO
      --------------------------------------------------------------------------

      Institutional Class
      Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1992...................................................................   3.86%
1993...................................................................   3.15%
1994...................................................................   4.15%
1995...................................................................   5.95%
1996...................................................................   5.41%
1997...................................................................   5.56%
1998...................................................................   5.48%
1999...................................................................   5.00%
2000...................................................................   6.27%
2001...................................................................   4.04%




    Institutional Class shares' year-to-date total return as of September 30, 2002 was 1.34%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.58% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                        SINCE       INCEPTION
December 31, 2001)            1 YEAR     5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------
Institutional Class             4.04%     5.27%      4.88%      6.13%     04/12/84
-----------------------------------------------------------------------------------




    Institutional Class shares' seven-day yield on December 31, 2001 was 2.05%. For the current seven-day yield, call (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
-------------------------------------------------------------------
(fees paid directly from
your investment)                                INSTITUTIONAL CLASS
-------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                          None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                       None
-------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  INSTITUTIONAL CLASS
----------------------------------------------------------------------
Management Fees(2)                                        0.15%

Distribution and/or Service (12b-1) Fees                  None

Other Expenses                                            0.03

Total Annual Fund Operating Expenses                      0.18

Fee Waivers(3)                                            0.07

Net Expenses(3)                                           0.11
----------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Restated to reflect current agreement effective January 1, 2002.

(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. The waiver is in effect from July 1, 2002 through June 30, 2003. Restated to reflect advisory fee waiver.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
Institutional Class              $18       $58      $101       $230
---------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.


    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.

    The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                                 INSTITUTIONAL CLASS
                                                    -----------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                    -----------------------------------------------------------------------------
                                                       2002                     2001          2000          1999          1998
                                                    ----------               ----------    ----------    ----------    ----------
Net asset value, beginning of period                $     1.00               $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.02                     0.05          0.06          0.05          0.05
=================================================================================================================================
Less dividends from net investment income                (0.02)                   (0.05)        (0.06)        (0.05)        (0.05)
=================================================================================================================================
Net asset value, end of period                      $     1.00               $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                              2.07%                    5.37%         5.83%         4.97%         5.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $4,245,044               $3,782,581    $3,005,442    $3,164,199    $2,988,375
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        0.10%(a)                 0.10%         0.10%         0.09%         0.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     0.15%(a)                 0.10%         0.10%         0.09%         0.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  2.02%(a)                 5.12%         5.66%         4.85%         5.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Ratios are based on average daily net assets of $4,575,770,925.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


PURCHASING SHARES


MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Institutional Class                                            $1 million    no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900117427

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In the event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 659-1005

ON THE INTERNET:          You can send us a request by
                          e-mail or download
                          prospectuses, annual or
                          semiannual reports via our
                          website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 Treasury Portfolio, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------




[AIM LOGO APPEARS HERE]    www.aimfunds.com   TRE-PRO-1   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      TREASURY PORTFOLIO
      --------------------------------------------------------------------------

      Personal Investment Class
      Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                       This prospectus contains important
                                       information about the Personal
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                          - is not FDIC insured;
                                          - may lose value; and
                                          - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1992...................................................................   3.43%
1993...................................................................   2.68%
1994...................................................................   3.63%
1995...................................................................   5.42%
1996...................................................................   4.88%
1997...................................................................   5.04%
1998...................................................................   4.95%
1999...................................................................   4.48%
2000...................................................................   5.74%
2001...................................................................   3.53%




    Personal Investment Class shares' year-to-date total return as of September 30, 2002 was 0.95%.



    During the periods shown in the bar chart, the highest quarterly return was 1.49% (quarters ended December 31, 2000 and September 30, 2000) and the lowest quarterly return was 0.47% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                     SINCE     INCEPTION
December 31, 2001)         1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------
Personal Investment Class   3.53%    4.74%      4.37%      4.39%      08/08/91
------------------------------------------------------------------------------




Personal Investment Class shares' seven-day yield on December 31, 2001 was 1.55%. For the current seven-day yield, call (800) 877-4744.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-----------------------------------------------------------------------------------------
(fees paid directly from                                                     PERSONAL
your investment)                                                         INVESTMENT CLASS
-----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                                None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                             None
-----------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------------
(expenses that are deducted                                                  PERSONAL
from fund assets)                                                        INVESTMENT CLASS
-----------------------------------------------------------------------------------------
Management Fees(2)                                                             0.15%

Distribution and/or Service (12b-1) Fees                                       0.75

Other Expenses                                                                 0.03

Total Annual Fund
Operating Expenses                                                             0.93

Fee Waivers(3)                                                                 0.07

Net Expenses(4)                                                                0.86
-----------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Restated to reflect current agreement effective January 1, 2002.

(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. This waiver is in effect from July 1, 2002 through June 30, 2003. Restated to reflect advisory fee waiver.


(4) Effective July 1, 2002, the distributor has agreed to waive 0.20% of the Rule 12b-1 fee. Net Expenses, restated to reflect the current agreement, are 0.66%. This waiver may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Personal Investment Class                  $95      $296      $515      $1,143
-------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.


    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.







                                                                           PERSONAL INVESTMENT CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------
                                                                2002       2001       2000       1999       1998
                                                              --------   --------   --------   --------   --------
Net asset value, beginning of period                          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02       0.05       0.05       0.04       0.05
==================================================================================================================
Less dividends from net investment income                        (0.02)     (0.05)     (0.05)     (0.04)     (0.05)
==================================================================================================================
Net asset value, end of period                                $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return                                                      1.56%      4.84%      5.31%      4.45%      5.12%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $356,606   $307,841   $285,688   $284,932   $405,801
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.60%(a)   0.60%      0.60%      0.59%      0.58%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.90%(a)   0.85%      0.85%      0.84%      0.83%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets              1.52%(a)   4.62%      5.16%      4.35%      5.01%
__________________________________________________________________________________________________________________
==================================================================================================================



(a) Ratios are based on average daily net assets of $333,822,092.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Personal Investment Class                                        $1,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900117427

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In the event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------


OBTAINING ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-4744

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 Treasury Portfolio, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   TRE-PRO-3   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      TREASURY PORTFOLIO
      --------------------------------------------------------------------------

      Private Investment Class
      Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

                                                     AIM--Registered Trademark--

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Private Investment
                                     Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Assets Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1992..................................................................   3.53%
1993..................................................................   2.85%
1994..................................................................   3.84%
1995..................................................................   5.63%
1996..................................................................   5.09%
1997..................................................................   5.25%
1998..................................................................   5.16%
1999..................................................................   4.68%
2000..................................................................   5.95%
2001..................................................................   3.73%




    The Private Investment Class shares' year-to-date total return as of September 30, 2002 was 1.11%.



    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.52% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                    SINCE       INCEPTION
December 31, 2001)      1 YEAR    5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
Private Investment
  Class                  3.73%     4.95%       4.57%       4.57%       11/22/91
--------------------------------------------------------------------------------




Private Investment Class shares' seven-day yield on December 31, 2001 was 1.75%. For the current seven-day yield, call (800) 877-7748.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                           PRIVATE
your investment)                                               INVESTMENT CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                        None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, whichever is
less)                                                                None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                                   PRIVATE
(expenses that are deducted from fund assets)                  INVESTMENT CLASS
--------------------------------------------------------------------------------
Management Fees(2)                                                   0.15%

Distribution and/or Service (12b-1) Fees                             0.50

Other Expenses                                                       0.03

Total Annual Fund Operating Expenses                                 0.68

Fee Waivers(3)                                                       0.07

Net Expenses(4)                                                      0.61
--------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Restated to reflect current agreement effective January 1, 2002.

(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. The waiver is in effect from July 1, 2002 through June 30, 2003. Restated to reflect advisory fee waiver.


(4) The distributor has agreed to waive 0.20% of the Rule 12b-1 fee. Net Expenses, restated to reflect the current agreement, are 0.41%. This waiver may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                    $69      $218      $379       $847
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.


    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.



                                                                               PRIVATE INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                      ---------------------------------------------------------------------------
                                                        2002               2001            2000            1999            1998
                                                      --------           --------        --------        --------        --------
Net asset value, beginning of period                  $   1.00           $   1.00        $   1.00        $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.02               0.05            0.05            0.05            0.05
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                (0.02)             (0.05)          (0.05)          (0.05)          (0.05)
=================================================================================================================================
Net asset value, end of period                        $   1.00           $   1.00        $   1.00        $   1.00        $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                              1.77%              5.05%           5.52%           4.66%           5.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $672,455           $608,022        $616,988        $415,184        $360,307
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        0.40%(a)           0.40%           0.40%           0.39%           0.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     0.65%(a)           0.60%           0.60%           0.59%           0.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.72%(a)           4.82%           5.36%           4.55%           5.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Ratios are based on average daily net assets of $705,842,334.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Private Investment Class                                        $10,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900117427

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In the event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7748


ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com


--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 Treasury Portfolio, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   TRE-PRO-2   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      TREASURY PORTFOLIO
      --------------------------------------------------------------------------

      Reserve Class
      Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.




                                                                          ANNUAL
Year Ended                                                                 TOTAL
December 31                                                               RETURNS
-----------                                                               -------
12/31/00................................................................   5.43%
12/31/01................................................................   3.22%




Reserve Class shares' year-to-date total return as of September 30, 2002 was 0.73%.



    During the period shown in the bar chart, the highest quarterly return was 1.41% (quarters ended September 30, 2000 and December 31, 2000) and its lowest quarterly return was 0.40% (quarter ended December 31, 2001).


PERFORMANCE TABLE


The following performance table reflects the performance of Reserve Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
(for the periods ended                               SINCE           INCEPTION
December 31, 2001)                       1 YEAR    INCEPTION            DATE
----------------------------------------------------------------------------------
Reserve Class                             3.22%         4.27%          01/04/99
----------------------------------------------------------------------------------




Reserve Class shares' seven-day yield on December 31, 2001 was 1.25%. For the current seven-day yield, call (800) 417-8837.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                   RESERVE CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                     None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                              None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                 RESERVE CLASS
-------------------------------------------------------------------------------
Management Fees(2)                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                                  1.00

Other Expenses                                                        0.03

Total Annual Fund Operating Expenses                                  1.18

Fee Waivers(3)                                                        0.07

Net Expenses(4)                                                       1.11
-------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Restated to reflect current agreement effective January 1, 2002.

(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. The waiver is in effect from July 1, 2002 through June 30, 2003. Restated to reflect advisory fee waiver.


(4) Effective July 1, 2002, the distributor has agreed to waive 0.13% of the Rule 12b-1 fee. Net Expenses, restated to reflect the current agreement, are 0.98%. This waiver may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Reserve Class                              $120     $375      $649      $1,432
-------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.


    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal period was audited by other public accountants.




                                                                                 RESERVE CLASS
                                                      -------------------------------------------------------------------
                                                                                                               JANUARY 4
                                                                                                                 (DATE
                                                                                                                 SALES
                                                                                                               COMMENCED)
                                                                  YEAR ENDED AUGUST 31,                         THROUGH
                                                      ----------------------------------------------           AUGUST 31,
                                                        2002               2001               2000               1999
                                                      --------           --------           --------           ----------
Net asset value, beginning of period                  $   1.00           $   1.00           $   1.00            $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.01               0.04               0.05                0.03
=========================================================================================================================
Less dividends from net investment income                (0.01)             (0.04)             (0.05)              (0.03)
=========================================================================================================================
Net asset value, end of period                        $   1.00           $   1.00           $   1.00            $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                           1.26%              4.53%              4.99%               2.63%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $162,819           $212,818           $140,886            $119,976
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        0.90%(b)           0.90%              0.90%               0.89%(c)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     1.15%(b)           1.10%              1.10%               1.09%(c)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.22%(b)           4.32%              4.86%               2.09%(c)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $186,600,715.


(c) Annualized.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Reserve Class                                                    $1,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900117427

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In the event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0840

BY TELEPHONE:             (800) 417-8837

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 Treasury Portfolio, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   TRE-PRO-6   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      TREASURY PORTFOLIO
      --------------------------------------------------------------------------

      Resource Class
      Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   5.39%
1998...................................................................   5.31%
1999...................................................................   4.83%
2000...................................................................   6.10%
2001...................................................................   3.88%




Resource Class shares' year-to-date total return as of September 30, 2002 was 1.22%.



    During the periods shown in the bar chart, the highest quarterly return was 1.58% (quarter ended December 31, 2000) and the lowest quarterly return was 0.56% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                              SINCE          INCEPTION
December 31, 2001)             1 YEAR    5 YEARS   INCEPTION          DATE
--------------------------------------------------------------------------------
Resource Class                  3.88%     5.10%        5.12%         03/12/96
--------------------------------------------------------------------------------




Resource Class share's seven-day yield on December 31, 2001 was 1.89%. For the current seven-day yield, call (800) 825-6858.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
----------------------------------------------------------------
(fees paid directly from
your investment)                                  RESOURCE CLASS
----------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                     None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                            None
----------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                    RESOURCE CLASS
-------------------------------------------------------------------
Management Fees(2)                                        0.15%

Distribution and/or Service (12b-1) Fees                  0.20

Other Expenses                                            0.03

Total Annual Fund Operating Expenses                      0.38

Fee Waivers(3)                                            0.07

Net Expenses(4)                                           0.31
-------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Restated to reflect current agreement effective January 1, 2002.

(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. The waiver is in effect from July 1, 2002 through June 30, 2003. Restated to reflect advisory fee waiver.


(4) The distributor has agreed to waive 0.04% of the Rule 12b-1 fee. Net Expenses, restated to reflect the current agreement, are 0.27%. This waiver may be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $39      $122      $213       $480
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.


    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Resource Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants




                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2002          2001        2000        1999        1998
                                                              --------      --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00      $   1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.02          0.05        0.06        0.05        0.05
------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.02)        (0.05)      (0.06)      (0.05)      (0.05)
========================================================================================================================
Net asset value, end of period                                $   1.00      $   1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return                                                      1.91%         5.20%       5.66%       4.80%       5.47%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $449,511      $369,204    $305,136    $359,101    $455,961
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.26%(a)      0.26%       0.26%       0.25%       0.24%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.35%(a)      0.30%       0.30%       0.29%       0.28%
========================================================================================================================
Ratio of net investment income to average net assets              1.86%(a)      4.96%       5.50%       4.69%       5.34%
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Ratios are based on average daily net assets of $419,706,198.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Resource Class                                                  $10,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900117427

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In the event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 825-6858

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 Treasury Portfolio, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   TRE-PRO-5   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

      TREASURY PORTFOLIO
      --------------------------------------------------------------------------

      Sweep Class
      Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      DECEMBER 18, 2002


                                     This prospectus contains important
                                     information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     There can be no assurance that the fund
                                     will be able to maintain a stable net asset value of $1.00 per share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1992...................................................................   3.86%
1993...................................................................   3.15%
1994...................................................................   4.15%
1995...................................................................   5.95%
1996...................................................................   5.41%
1997...................................................................   5.56%
1998...................................................................   5.48%
1999...................................................................   5.00%
2000...................................................................   6.27%
2001...................................................................   4.04%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.


    Institutional Class shares' year-to-date total return as of September 30, 2002 was 1.34%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.60% (quarter ended December 31, 2001).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                  SINCE        INCEPTION
December 31, 2001)       1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
Institutional Class       4.04%    5.27%      4.88%       6.13%       04/12/84
--------------------------------------------------------------------------------




Institutional Class shares' seven-day yield on December 31, 2001 was 2.05%. Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                    SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                        None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                   SWEEP CLASS
-------------------------------------------------------------------------------
Management Fees(2)                                                      0.15%

Distribution and/or
Service (12b-1) Fees                                                    0.25

Other Expenses(3)                                                       0.03

Total Annual Fund
Operating Expenses                                                      0.43

Fee Waivers(4)                                                          0.07

Net Expenses                                                            0.36
-------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Restated to reflect current agreement effective January 1, 2002.
(3) Other expenses are based on estimated amounts for the current fiscal year.

(4) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets. The waiver is in effect from July 1, 2002 through June 30, 2003. Restated to reflect advisory fee waiver.


You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $44      $138      $241       $542
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.


    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.


    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.



                                                                             INSTITUTIONAL CLASS
                                             ------------------------------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                             ------------------------------------------------------------------------------------
                                                2002                2001              2000              1999              1998
                                             ----------          ----------        ----------        ----------        ----------
Net asset value, beginning of period         $     1.00          $     1.00        $     1.00        $     1.00        $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.02                0.05              0.06              0.05              0.05
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income         (0.02)              (0.05)            (0.06)            (0.05)            (0.05)
=================================================================================================================================
Net asset value, end of period               $     1.00          $     1.00        $     1.00        $     1.00        $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                       2.07%               5.37%             5.83%             4.97%             5.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $4,245,044          $3,782,581        $3,005,442        $3,164,199        $2,988,375
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 0.10%(a)            0.10%             0.10%             0.09%             0.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              0.15%(a)            0.10%             0.10%             0.09%             0.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       2.02%(a)            5.12%             5.66%             4.85%             5.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Ratios are based on average daily net assets of $4,575,770,925.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:


                                                                INITIAL      ADDITIONAL
CLASS                                                         INVESTMENTS*   INVESTMENTS
----------------------------------------------------------------------------------------
Sweep Class                                                     $10,000      no minimum
----------------------------------------------------------------------------------------


* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 0843, Houston, TX
                                 77001-0843
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number. Then, the intermediary
                                 should use the following wire
                                 instructions:

                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900117427

                                 For Further Credit to the fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before 5:00 p.m. Eastern Time in
                                                                       order to effect your purchase on
                                                                       that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark--                    above.                                Trademark-- Agreement. Mail the
                                                                       application and agreement to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK.
---------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                 Time in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.

By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request before 5:00 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.

    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In the event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 301-6246

ON THE INTERNET:          You can send us a request by
                          e-mail or download
                          prospectuses, annual or
                          semiannual reports
                          via our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 Treasury Portfolio, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   TRE-PRO-7   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

 THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE TREASURY
   PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION
 WITH THE PROSPECTUSES FOR THE CLASSES OF THE TREASURY PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS OF THE TREASURY PORTFOLIO
                          LISTED BELOW BY WRITING TO:

                           A I M FUND SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 18, 2002,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class           December 18, 2002
       Institutional Class            December 18, 2002
    Personal Investment Class         December 18, 2002
     Private Investment Class         December 18, 2002
          Reserve Class               December 18, 2002
          Resource Class              December 18, 2002
           Sweep Class                December 18, 2002

                          SHORT-TERM INVESTMENTS TRUST

                      STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION ABOUT THE TRUST.........................       1
     Portfolio History......................................       1
     Shares of Beneficial Interest..........................       1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................       2
     Classification.........................................       2
     Investment Strategies and Risks........................       2
          Debt Investments..................................       5
          Other Investments.................................       5
          Investment Techniques.............................       5
     Portfolio Policies.....................................       7
MANAGEMENT OF THE TRUST.....................................       9
     Board of Trustees......................................       9
     Management Information.................................       9
          Trustee Ownership of Portfolio Shares.............      10
          Factors Considered in Approving the Investment
          Advisory Agreement................................      10
     Compensation...........................................      10
          Retirement Plan for Trustees......................      10
          Deferred Compensation Agreements..................      11
     Codes of Ethics........................................      11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........      11
INVESTMENT ADVISORY AND OTHER SERVICES......................      11
     Investment Advisor.....................................      11
     Service Agreements.....................................      12
     Other Service Providers................................      13
BROKERAGE ALLOCATION AND OTHER PRACTICES....................      13
     Brokerage Transactions.................................      13
     Commissions............................................      14
     Brokerage Selection....................................      14
     Directed Brokerage (Research Services).................      15
     Regular Brokers or Dealers.............................      15
     Allocation of Portfolio Transactions...................      15
PURCHASE, REDEMPTION AND PRICING OF SHARES..................      15
     Purchase and Redemption of Shares......................      15
     Offering Price.........................................      16
          Calculation of Net Asset Value....................      16
     Redemption in Kind.....................................      17
     Backup Withholding.....................................      17
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................      17
     Dividends and Distributions............................      17
     Tax Matters............................................      18
DISTRIBUTION OF SECURITIES..................................      21
     Distribution Plan......................................      21
     Distributor............................................      22

                                                                PAGE
                                                              --------
BANKING REGULATIONS.........................................      23
CALCULATION OF PERFORMANCE DATA.............................      23
RATINGS OF DEBT SECURITIES..................................     A-1
TRUSTEES AND OFFICERS.......................................     B-1
TRUSTEE COMPENSATION TABLE..................................     C-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........     D-1
MANAGEMENT FEES.............................................     E-1
ADMINISTRATIVE SERVICES FEES................................     F-1
BROKERAGE COMMISSIONS.......................................     G-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................     H-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................     I-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................     J-1
PERFORMANCE DATA............................................     K-1
FINANCIAL STATEMENTS........................................      FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Treasury Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002 (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).


SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.


     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Each portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.


     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.


           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                       TREASURY PORTFOLIO
    -----------------------------                                                       ------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 U.S. Treasury Obligations                                                                       X
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments
-------------------------------------------------------------------------------------------------------------
 Participation Interests
-------------------------------------------------------------------------------------------------------------
 Municipal Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Investment Grade Debt Obligations
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                       TREASURY PORTFOLIO
    -----------------------------                                                       ------------------
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                           X
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------

Debt Investments

     U.S. TREASURY OBLIGATIONS. U.S. Treasury Obligations consist of Treasury bills, notes and bonds issued directly by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity.


     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.



     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.


     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.


Investment Techniques


     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.


     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.


     WHEN-ISSUED SECURITIES. The Portfolio may purchase on a "when-issued" basis. When-issued securities are securities that have been announced, but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other AIM Funds and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.



     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.


     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.


          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in futures contracts and options thereon or invest in securities that are secured by physical commodities.



     ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:



          The Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



     TEMPORARY DEFENSIVE POSITIONS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.


                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION


     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.



     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.



     The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling, Lewis F. Pennock, and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent accountants for each portfolio and the evaluation of such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by each portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with each portfolio's independent accountants and management. During the fiscal year ended August 31, 2002, the Audit Committee held four meetings.



     The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended August 31, 2002, the Investments Committee held four meetings.



     The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended August 31, 2002, the Valuation Committee held one meeting.



     The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees. During the fiscal year ended August 31, 2002, the Committee on Directors/Trustees held five meetings.



     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.


Trustee Ownership of Portfolio Shares


     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM was re-approved for the Portfolio by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability, the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits, the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.



     After consideration of these factors, the Board found that: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's advisory agreement was in the best interests of the Portfolio and its shareholders and continued the agreement for an additional year.


COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.



Retirement Plan For Trustees



     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.



     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements


     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS


     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 175 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.


     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.


     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


     Pursuant to its investment advisory agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:


       FUND NAME              NET ASSETS              ANNUAL RATE
       ---------              ----------              -----------
Treasury Portfolio            All Assets                 0.15%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


     AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments -- Other Investment Companies."



     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.


     AIM has contractually agreed to waive half of its advisory fees for the Portfolio through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Portfolio will be 0.075%.

SERVICE AGREEMENTS

     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

     The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive an asset based fee plus certain out-of-pocket expenses. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) Remote, may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board of Trustees has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.


     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


     Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.


COMMISSIONS


     During the last three fiscal years ended August 31 the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.


     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with
(3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services), if any, paid by the Portfolio during the last fiscal year ended August 31 are found in Appendix H.


REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended August 31, 2002 is found in Appendix H.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wiring instructions must be submitted to AFS in writing. AFS may request additional documentation.

     AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares five times on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The Portfolio declares dividends to shareholders of record at 5:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value.


     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include Portfolio securities valued at amortized cost as well as income accrued but not yet received.


     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

     The Board of Trustees has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. If available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


     Each AIM Fund and other payers, must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the years 2006 and thereafter.


     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio, or

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends are paid on settled shares of the Portfolio as of 5:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses allocated based upon such class' prorata of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.


     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.



     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.


     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


     BACKUP WITHHOLDING. The Portfolio may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002, that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.



     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.


     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.



CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%


     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


     See Appendix I for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2002 and Appendix J for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31, 2002.


     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR


     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."



     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that

FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.


     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.


                              BANKING REGULATIONS


     On November 12, 1999, the Gramm-Leach Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established between banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.



     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.


                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (Y + 1)(365/7) -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.


     The yield for each class of the Portfolio is found in Appendix K.


  Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                       Mutual Fund Values (Morningstar)
                Donoghue's                                  Stanger
             iMoney Net, Inc.                               TeleRate
               Lipper, Inc.                               Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90-180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.


     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

     Moody's describes its ratings for corporate bonds as follows:

          AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

     In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        MOODY'S SHORT-TERM LOAN RATINGS

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

     PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

     S&P describes its ratings for corporate bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based, in varying degrees, on the following considerations: likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     Note rating symbols and definitions are as follows:

          SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Rating categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues with this rating are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      FITCH INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

     SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

     FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                RATINGS OUTLOOK

     An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

     BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

     B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

          F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

          F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          D: Default. Issues assigned this rating are in actual or imminent payment default.

          LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                             TRUSTEES AND OFFICERS


     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.



---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  *ROBERT H. GRAHAM -- 1946           1986        Chairman, President and Chief Executive       None
   Trustee, Chairman and                          Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Chairman and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director and Senior Vice President, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor): Chairman, A I M
                                                  Distributors, Inc. (registered broker
                                                  dealer), A I M Fund Services, Inc.
                                                  (registered transfer agent) and Fund
                                                  Management Company (registered broker
                                                  dealer); and Director and Vice Chairman,
                                                  AMVESCAP PLC (parent of AIM and a global
                                                  investment management firm)
 --------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 --------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Of counsel, law firm of Baker & McKenzie      Badgley Funds,
  Trustee                                                                                       Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944           1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee                                         (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 --------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Chairman, Cortland Trust, Inc. (registered    None
  Trustee                                         investment company) and DHJ Media, Inc.;
                                                  Director, Magellan Insurance Company;
                                                  Member of Advisory Board of Rotary Power
                                                  International (designer, manufacturer and
                                                  seller of rotary power engines); formerly,
                                                  Director, President and Chief Executive
                                                  Officer, Volvo Group North America, Inc.;
                                                  and director of various affiliated Volvo
                                                  companies
 --------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Formerly, Chairman, Mercantile Mortgage       None
  Trustee                                         Corp.; Vice Chairman, President and Chief
                                                  Operating Officer, Mercantile-Safe Deposit
                                                  & Trust Co.; and President, Mercantile
                                                  Bankshares Corp.
 --------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff
  Trustee                                         Century Group, Inc. (government affairs
                                                  company)
 --------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1986        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------

* Mr. Graham is considered an interested person of the Trust because he is an officer and a trustee of the advisor to, and a trustee of the principal underwriter of, the Trust.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly, Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 --------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1986        Partner, law firm of Pennock & Cooper         None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939              1989        Executive Vice President, Development and     None
  Trustee                                         Operations, Hines Interests Limited
                                                  Partnership (real estate development
                                                  company)
 --------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  GARY T. CRUM -- 1947                1986        Director and President, A I M Capital         N/A
  Senior Vice President                           Management, Inc.; Director and Executive
                                                  Vice President, A I M Management Group
                                                  Inc.; Director and Senior Vice President,
                                                  A I M Advisors, Inc.; and Director, A I M
                                                  Distributors, Inc. and AMVESCAP PLC
 --------------------------------------------------------------------------------------------------------------
  CAROL F. RELIHAN -- 1954            1986        Director, Senior Vice President, General      N/A
  Senior Vice President and                       Counsel and Secretary, A I M Advisors, Inc.
  Secretary                                       and A I M Management Group Inc.; Director,
                                                  Vice President and General Counsel, Fund
                                                  Management Company; and Vice President,
                                                  A I M Fund Services, Inc., A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.
 --------------------------------------------------------------------------------------------------------------
  DANA R. SUTTON -- 1959              1986        Vice President and Fund Treasurer, A I M      N/A
  Vice President and Treasurer                    Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX -- 1943             1992        Vice President and Chief Compliance           N/A
  Vice President                                  Officer, A I M Advisors, Inc. and A I M
                                                  Capital Management, Inc.; and Vice
                                                  President, A I M Fund Services, Inc.
 --------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Senior Vice President, A I M Capital          N/A
  Vice President                                  Management, Inc.; Director and President,
                                                  Fund Management Company; and Vice
                                                  President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2001



---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                        SECURITIES IN ALL REGISTERED INVESTMENT
                               DOLLAR RANGE OF EQUITY SECURITIES             COMPANIES OVERSEEN BY TRUSTEE
      NAME OF TRUSTEE                  IN THE PORTFOLIO           IN THE AIM FAMILY OF FUNDS--Registered Trademark--
---------------------------------------------------------------------------------------------------------------------
  Robert H. Graham                          -0-                                         Over $100,000
 --------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley                           -0-                                        $10,001-$50,000
 --------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett                         -0-                                           $1-$10,000
 --------------------------------------------------------------------------------------------------------------------
  Owen Daly II(1)                           -0-                                        Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden                          -0-                                         Over $100,000
 --------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr.                       -0-                                        Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------
  Jack M. Fields                            -0-                                        Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------
  Carl Frischling                           -0-                                        Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis                        -0-                                        Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock                          -0-                                        $10,001-$50,000
 --------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley                           -0-                                           $1-$10,000
 --------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar                            -0-                                        Over $100,000(2)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------


---------------

(1) Mr. Daly retired as a trustee on December 31, 2001.



(2) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C



                           TRUSTEE COMPENSATION TABLE



     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001:




                                                           RETIREMENT
                                            AGGREGATE       BENEFITS       ESTIMATED          TOTAL
                                           COMPENSATION     ACCRUED         ANNUAL        COMPENSATION
                                             FROM THE        BY ALL      BENEFITS UPON      FROM ALL
                 TRUSTEE                     TRUST(1)     AIM FUNDS(2)   RETIREMENT(3)   AIM FUNDS(4)(5)
  Frank S. Bayley(6)                          $7,313        $   -0-         $75,000         $112,000
  Bruce L. Crockett                            7,773         36,312          75,000          126,500
  Owen Daly II(7)                              2,151         33,318          75,000          126,500
  Albert R. Dowden                             7,773          3,193          75,000          126,500
  Edward K. Dunn, Jr.                          7,773          8,174          75,000          126,500
  Jack M. Fields                               7,751         19,015          75,000          126,500
  Carl Frischling(8)                           7,751         54,394          75,000          126,500
  Prema Mathai-Davis                           7,773         21,056          75,000          126,500
  Lewis F. Pennock                             7,981         37,044          75,000          126,500
  Ruth H. Quigley(6)                           7,335            -0-          75,000          112,500
  Louis S. Sklar                               7,981         53,911          75,000          123,000


---------------


(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2002, including earnings, was $39,082.



(2) During the fiscal year ended August 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $16,106.



(3) Amounts shown assume each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.



(5) During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to directors/trustees of $31,500.



(6) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.



(7) Mr. Daly was a trustee until December 31, 2001, when he retired.



(8) During the fiscal year ended August 31, 2002, the Trust paid $38,476 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

     All information listed below is as of December 3, 2002.

GOVERNMENT & AGENCY PORTFOLIO


                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
Adams County Treasurer...........       --             --            --           --           --         9.53%          --
  450 S. 4th Ave.
  Brighton, CO 80601
------------------------------------------------------------------------------------------------------------------------------
AmSouth Capital Markets..........       --             --            --        10.51%          --           --           --
  315 Deaderick St., 4th Floor
  Nashville, TN 37237
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................       --             --            --        19.88%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd Floor
  New York, NY 10286
------------------------------------------------------------------------------------------------------------------------------
Bank of Springfield..............       --             --         37.07%          --           --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
------------------------------------------------------------------------------------------------------------------------------
Bank One Capital Markets.........    22.86%            --            --           --           --           --           --
  One Bank One Plaza, 7th Floor
  Chicago, IL 60670
------------------------------------------------------------------------------------------------------------------------------
Community Bank...................       --             --          7.92%          --        35.43%          --           --
  Attn: Carolyn Geiser
  500 S. Morgan
  Granbury, TX 76048
------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount Brokers....       --             --            --           --           --        12.33%          --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
------------------------------------------------------------------------------------------------------------------------------
Ferris, Baker Watts, Inc.........    16.01%            --            --           --           --           --           --
  1700 Pennsylvania Ave.
  Washington, DC 20006
------------------------------------------------------------------------------------------------------------------------------
First National Banker's Bank.....       --             --            --           --        12.04%          --           --
  Attn: Sheila Esteve
  P.O. Drawer 80579
  Baton Rouge, LA 70898
------------------------------------------------------------------------------------------------------------------------------

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
First Union Subaccounts..........       --             --            --        11.09%          --           --           --
  8739 Research Drive
  Capital Markets
  Charlotte, NC 28262-0675
------------------------------------------------------------------------------------------------------------------------------
Fund Services Advisors, Inc......    21.15%          5.30%           --        16.17%          --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
------------------------------------------------------------------------------------------------------------------------------
Huntington Capital Corp..........       --             --            --         8.85%          --           --           --
  41 S. High St., Ninth Floor
  Columbus, OH 43287
------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light........       --             --            --           --           --        10.12%          --
  P.O. Box 418679
  Attn: Jim Gilligan
  Kansas City, MO 64106
------------------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A................       --          20.80%           --           --           --        13.48%          --
  135 South LaSalle St.
  Chicago, IL 60603
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers..................       --           6.14%           --           --           --           --           --
  c/o Matt Dermer
  399 Park Avenue, 6th Floor
  New York, NY 10022
------------------------------------------------------------------------------------------------------------------------------
Mid Atlantic Institutional
  Shares, Inc....................       --           8.45%           --           --           --           --           --
  Times Bldg.
  336 Fourth Ave.
  Pittsburgh, PA 15222
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank...................       --             --            --           --           --        20.37%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------------------
STAR Financial Bank, Anderson....       --             --         50.97%          --        41.55%          --           --
  2948 S. Western Ave.
  Marion, IN 46953
------------------------------------------------------------------------------------------------------------------------------
Sun Trust Capital Markets,
  Inc............................       --           6.14%           --           --           --           --           --
  Attn: Patti Wagner
  P.O. Box 4418 Mail Code 3907
  Atlanta, GA 30302-4418
------------------------------------------------------------------------------------------------------------------------------
Texas Treasury Safekeeping Trust
  Co.............................       --           6.30%           --           --           --           --           --
  Attn: Lalo Torres/Kelly
  Tomkinson
  208 E. 10th Street, Rm. 402
  Austin, TX 78701
------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
Bank of America N.A..............       --           7.83%            --          --           --           --           --
  M.C. TX1-945-08-18
  411 North Ackard Street
  Dallas, TX 75201-3307
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................       --             --             --       53.84%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd Floor
  New York, NY 10268
------------------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma, N.A.
  Institutional Investments......       --             --          12.65%         --           --           --           --
  Attn: Carrie Jacobson
  P.O. Box 2300
  Tulsa, OK 74192
------------------------------------------------------------------------------------------------------------------------------
CIBC World Markets...............    99.08%            --             --       22.41%          --           --           --
  Attn: Lester Elson
  200 Liberty Street
  World Financial Center
  New York, NY 10281
------------------------------------------------------------------------------------------------------------------------------
Colorado State Bank & Trust......       --             --          87.35%         --           --           --           --
  Attn: Debbie Barcus
  1600 Broadway
  Denver, CO 80202-4999
------------------------------------------------------------------------------------------------------------------------------
Frost National Bank-TX...........       --          16.87%            --        6.29%          --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX 78298-2479
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter.......       --             --             --          --           --        29.12%          --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank...................       --             --             --          --           --        69.07%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------------------
Trustmark National Bank, Trust
  Dept...........................       --          20.96%            --          --           --           --           --
  Attn: Ned Balsley VP
  248 East Capitol
  Jackson, MS 39205
------------------------------------------------------------------------------------------------------------------------------
US Bank..........................       --          10.90%            --          --           --           --           --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
------------------------------------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.........       --             --             --        5.69%          --           --           --
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC 28262-0675
------------------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................    32.84%            --            --        32.99%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd Floor
  New York, NY 10286
------------------------------------------------------------------------------------------------------------------------------
Bank of New York.................       --             --            --           --        88.69%          --           --
  Attn: Sheryl Covelli
  440 Mamoroneck, 5th Floor
  Harrison, NY 10528
------------------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma.................     9.15%            --            --           --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
------------------------------------------------------------------------------------------------------------------------------
CENCO............................       --             --            --           --           --         7.60%          --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount Brokers....       --             --         92.98%       10.52%          --           --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
------------------------------------------------------------------------------------------------------------------------------
First Union Subaccounts..........       --             --            --           --           --        34.89%          --
  Capital Markets
  8739 Research Drive
  Charlotte, NC 28262-0675
------------------------------------------------------------------------------------------------------------------------------
Frost National Bank-TX...........       --          13.75%           --           --           --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX 78298-2479
------------------------------------------------------------------------------------------------------------------------------
Huntington Capital Corp..........       --             --            --         8.81%          --           --           --
  41 S. High St., 9th Floor
  Columbus, OH 43287
------------------------------------------------------------------------------------------------------------------------------
Kinco & Co.......................       --             --            --           --         6.80%          --           --
  Securities Services,
  6th Floor
  One Hanson Place
  Brooklyn, NY 11415
------------------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A................       --           8.38%           --           --           --        22.92%          --
  135 South LaSalle St.
  Chicago, IL 60690-1443
------------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA...................       --             --            --           --           --         8.24%          --
  Attn: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA 15230-0710
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter.......    13.41%            --            --           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepont Plaza, 7th Floor
  Brooklyn, NY
------------------------------------------------------------------------------------------------------------------------------

                                      CASH                       PERSONAL     PRIVATE
                                   MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                     CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
        PRINCIPAL HOLDER             RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
------------------------------------------------------------------------------------------------------------------------------
One Group Government MMF.........       --           5.19%           --           --           --           --           --
  Attn: Christopher Mercy
  111 Polaris Parkway
  Columbus, OH 43271-0211
------------------------------------------------------------------------------------------------------------------------------
Piper Jaffray....................       --           8.35%           --           --           --           --           --
  1050 17th St.
  Suite 2100
  Denver, CO 80265
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank...................       --             --            --           --           --        12.58%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust........       --           7.08%           --           --           --           --           --
  Attn: Master Note
  Control, AH3
  108 Myrtle Street
  North Quincy, MA 02171
------------------------------------------------------------------------------------------------------------------------------
Zions First National Bank (CO)...       --             --            --        27.27%          --           --           --
  Attn: Trust Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT 84130
------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

     As of December 3, 2002, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX E


                                MANAGEMENT FEES


     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:



                              MANAGEMENT FEE PAYABLE             MANAGEMENT FEE WAIVERS            NET MANAGEMENT FEE PAID
                       ------------------------------------   ----------------------------   ------------------------------------
   PORTFOLIO NAME         2002         2001         2000         2002       2001     2000       2002         2001         2000
   --------------      ----------   ----------   ----------   ----------   ------   ------   ----------   ----------   ----------
Treasury Portfolio...  $9,806,163   $3,272,273   $2,997,421   $4,201,675   $    0   $    0   $5,604,488   $3,272,273   $2,997,421

                                   APPENDIX F


                          ADMINISTRATIVE SERVICES FEES


     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:



                     PORTFOLIO NAME                         2000       2001       2000
                     --------------                       --------   --------   --------
Treasury Portfolio......................................  $570,799   $335,862   $289,645

                                   APPENDIX G



                             BROKERAGE COMMISSIONS



     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

                                   APPENDIX H



            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF


                    SECURITIES OF REGULAR BROKERS OR DEALERS



DIRECTED BROKERAGE



     During the last fiscal year ended August 31, 2002, the Portfolio did not pay directed brokerage commissions.



PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS



     During the last fiscal year ended August 31, 2002, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX I


     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN


     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2002 follows:



CLASS                                                         AMOUNT
-----                                                       ----------
Cash Management Class....................................   $1,524,279
Personal Investment Class................................   $1,677,964
Private Investment Class.................................   $2,117,527
Reserve Class............................................   $1,496,945
Resource Class...........................................   $  671,530
Sweep Class*.............................................          N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX J


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by activity of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2002, follows:



                                                              UNDERWRITER      DEALERS
                                                              COMPENSATION   COMPENSATION
                                                              ------------   ------------
Cash Management Class.......................................    $     70      $1,524,209
Personal Investment Class...................................     326,082       1,351,882
Private Investment Class....................................     120,720       1,996,807
Reserve Class...............................................      98,166       1,398,779
Resource Class..............................................          49         671,481
Sweep Class*................................................         N/A             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K


                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2002, are as follows:



                                                      30-DAY PERIOD ENDED
CURRENT YIELD                                           AUGUST 31, 2002
-------------                                         -------------------
Cash Management Class..............................          1.64%
Institutional Class................................          1.72%
Personal Investment Class..........................          1.20%
Private Investment Class...........................          1.42%
Reserve Class......................................          0.90%
Resource Class.....................................          1.56%
Sweep Class*.......................................            N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2002, are as follows:



                                                    SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                       AUGUST 31, 2002
----------------                                    ----------------------
Cash Management Class............................           1.66%
Institutional Class..............................           1.74%
Personal Investment Class........................           1.22%
Private Investment Class.........................           1.44%
Reserve Class....................................           0.92%
Resource Class...................................           1.58%
Sweep Class*.....................................             N/A



                                                    SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                        AUGUST 31, 2002
---------------                                     ----------------------
Cash Management Class............................           1.68%
Institutional Class..............................           1.76%
Personal Investment Class........................           1.23%
Private Investment Class.........................           1.45%
Reserve Class....................................           0.93%
Resource Class...................................           1.60%
Sweep Class*.....................................             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                              FINANCIAL STATEMENTS

                                        FS

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

  We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
U.S. TREASURY SECURITIES-35.15%
U.S. TREASURY BILLS-17.62%(a)
1.96%                                          09/05/02   $  100,000   $   99,978,278
-------------------------------------------------------------------------------------
1.66%                                          09/19/02       50,000       49,958,625
-------------------------------------------------------------------------------------
1.76%                                          09/19/02      100,000       99,912,250
-------------------------------------------------------------------------------------
1.88%                                          10/31/02       50,000       49,843,750
-------------------------------------------------------------------------------------
1.87%                                          11/14/02      100,000       99,616,639
-------------------------------------------------------------------------------------
1.90%                                          11/14/02      100,000       99,610,472
-------------------------------------------------------------------------------------
1.86%                                          11/21/02      200,000      199,164,687
-------------------------------------------------------------------------------------
1.78%                                          12/19/02      300,000      298,386,194
-------------------------------------------------------------------------------------
1.72%                                          01/09/03      200,000      198,761,389
-------------------------------------------------------------------------------------
1.72%                                          01/16/03      100,000       99,346,396
-------------------------------------------------------------------------------------
1.63%                                          02/06/03       10,000        9,928,681
-------------------------------------------------------------------------------------
1.65%                                          02/06/03       50,000       49,639,014
-------------------------------------------------------------------------------------
1.62%                                          02/20/03       75,000       74,421,292
=====================================================================================
                                                                        1,428,567,667
=====================================================================================
U.S. TREASURY NOTES-16.92%
6.00%                                          09/30/02      200,000      200,621,943
-------------------------------------------------------------------------------------
5.75%                                          10/31/02      150,000      150,916,542
-------------------------------------------------------------------------------------
5.75%                                          11/30/02      200,000      201,747,884
-------------------------------------------------------------------------------------
5.63%                                          12/31/02      150,000      151,677,883
-------------------------------------------------------------------------------------
4.75%                                          01/31/03       50,000       50,533,465
-------------------------------------------------------------------------------------
6.25%                                          02/15/03       50,000       50,912,518
-------------------------------------------------------------------------------------
4.63%                                          02/28/03       50,000       50,591,264
-------------------------------------------------------------------------------------
5.50%                                          02/28/03       50,000       50,821,450
-------------------------------------------------------------------------------------
5.75%                                          04/30/03       50,000       51,253,714
-------------------------------------------------------------------------------------
3.88%                                          06/30/03       50,000       50,726,943
-------------------------------------------------------------------------------------
5.25%                                          08/15/03      100,000      103,155,815
-------------------------------------------------------------------------------------
5.75%                                          08/15/03      250,000      259,310,273
=====================================================================================
                                                                        1,372,269,694
=====================================================================================

U.S. TREASURY STRIPS-0.61%(a)
2.19%                                          02/15/03   $   50,000   $   49,490,112
=====================================================================================
    Total U.S. Treasury Securities (Cost
      $2,850,327,473)                                                   2,850,327,473
_____________________________________________________________________________________
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       2,850,327,473
_____________________________________________________________________________________
=====================================================================================
REPURCHASE AGREEMENTS-63.52%(b)
Bank of Nova Scotia (Canada)(c)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)(d)
  1.83%                                        09/03/02      501,291      501,290,699
-------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.(e)
  1.84%                                             --       150,000      150,000,000
-------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)(f)
  1.83%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
BNP Paribas Investment Services, LLC
  (France)(g)
  1.84%                                        09/03/02    1,000,000    1,000,000,000
-------------------------------------------------------------------------------------
CIBC World Markets Corp. (Canada)(h)
  1.84%                                        09/03/02      200,000      200,000,000
-------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
  (Switzerland)
  1.84%(i)                                     09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
  1.85%(j)                                     08/15/03      100,000      100,000,000
-------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.84%(k)                                          --       500,000      500,000,000
-------------------------------------------------------------------------------------
  1.84%(l)                                     09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
Salomon Smith Barney Inc.(m)
  1.83%                                        09/03/02      300,000      300,000,000
-------------------------------------------------------------------------------------
SG Cowen Securities Corp. (France)(n)
  1.81%                                        09/03/02      250,000      250,000,000
-------------------------------------------------------------------------------------
UBS Warburg LLC (Switzerland)(o)
  1.84%                                        09/03/02      800,000      800,000,000
-------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  (Germany)(p)
  1.83%                                        09/03/02      300,000      300,000,000
=====================================================================================
    Total Repurchase Agreements (Cost
      $5,151,290,699)                                                   5,151,290,699
_____________________________________________________________________________________
=====================================================================================
TOTAL INVESTMENTS-98.67% (Cost
  $8,001,618,172)(q)                                                    8,001,618,172
_____________________________________________________________________________________
=====================================================================================
OTHER ASSETS LESS LIABILITIES-1.33%                                       108,201,486
_____________________________________________________________________________________
=====================================================================================
NET ASSETS-100.00%                                                     $8,109,819,658
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

STRIPS  - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $251,764,000 U.S. Treasury obligations, 0% to 12.00% due 02/13/03 to 02/15/31 with an aggregate market value at 08/31/02 of $306,000,828.
(d) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Treasury obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(e) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $551,643,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 05/15/30 with an aggregate market value at 08/31/02 of $157,078,010.
(f) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,667. Collateralized by $199,851,000 U.S. Treasury obligations, 0% to 10.38% due 11/29/02 to 11/15/12 with an aggregate market value at 08/31/02 of $204,001,085.
(g) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,204,444. Collateralized by $994,668,027 U.S. Treasury obligations, 0% to 10.75% due 08/31/02 to 04/15/32 with an aggregate market value at 08/31/02 of $1,019,601,919.
(h) Repurchase agreement entered into 08/30/02 with a maturing value of $200,040,889. Collateralized by $190,287,000 U.S. Treasury obligations, 3.00% to 7.50% due 07/31/03 to 11/15/16 with an aggregate market value at 08/31/02 of $204,178,942.
(i) Repurchase agreement entered into 08/30/02 with a maturing value of $250,051,111. Collateralized by $392,045,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/02 to 02/15/26 with an aggregate market value at 08/31/02 of $255,000,639.
(j) Term repurchase agreement entered into 08/07/02. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $102,780,000 U.S. Treasury obligations, 0% due 02/13/03 with an aggregate market value at 08/31/02 of $102,002,988.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $435,387,000 U.S. Treasury obligations, 3.00% to 10.75% due 02/15/03 to 02/15/16 with an aggregate market value at 08/31/02 of $510,000,289.
(l) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,333. Collateralized by $265,879,000 U.S. Treasury obligations, 5.25% to 7.88% due 02/15/21 to 11/15/28 with an aggregate market value at 08/31/02 of $306,000,820.
(m) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $594,790,000 U.S. Treasury obligations, 0% due 11/15/02 to 11/15/26 with an aggregate market value at 08/31/02 of $307,007,441.
(n) Repurchase agreement entered into 08/30/02 with a maturing value of $250,050,278. Collateralized by $218,021,000 U.S. Treasury obligations, 3.25% to 12.50% due 11/15/02 to 08/15/29 with an aggregate market value at 08/31/02 of $255,118,507.

(o) Repurchase agreement entered into 08/30/02 with a maturing value of $800,163,556. Collateralized by $1,831,365,000 U.S. Treasury obligations, 0% to 11.75% due 08/15/12 to 05/15/27 with an aggregate market value at 08/31/02 of $816,000,098.
(p) Repurchase agreement entered into 08/30/02 with a maturing value of $300,061,000. Collateralized by $221,167,000 U.S. Treasury obligations, 8.00% due 11/15/21 with an aggregate market value at 08/31/02 of $306,000,882.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $2,850,327,473
------------------------------------------------------------------------------
Repurchase agreements                                            5,151,290,699
------------------------------------------------------------------------------
Receivables for:
  Securities matured                                               100,000,000
------------------------------------------------------------------------------
  Interest                                                          21,090,393
------------------------------------------------------------------------------
Investment for deferred compensation plan                              127,812
------------------------------------------------------------------------------
Other assets                                                            43,758
==============================================================================
    Total assets                                                 8,122,880,135
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                         11,738,675
------------------------------------------------------------------------------
  Deferred compensation plan                                           127,812
------------------------------------------------------------------------------
Accrued distribution fees                                              655,046
------------------------------------------------------------------------------
Accrued trustees' fees                                                   7,176
------------------------------------------------------------------------------
Accrued transfer agent fees                                            186,284
------------------------------------------------------------------------------
Accrued operating expenses                                             345,484
==============================================================================
    Total liabilities                                               13,060,477
==============================================================================
Net assets applicable to shares outstanding                     $8,109,819,658
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $4,245,043,551
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  672,454,967
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  356,605,792
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $2,223,385,197
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  162,819,359
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  449,510,792
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                              4,244,283,119
______________________________________________________________________________
==============================================================================
Private Investment Class                                           672,351,387
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          356,535,803
______________________________________________________________________________
==============================================================================
Cash Management Class                                            2,223,104,763
______________________________________________________________________________
==============================================================================
Reserve Class                                                      162,790,360
______________________________________________________________________________
==============================================================================
Resource Class                                                     449,426,074
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                       $172,810,575
===========================================================================

EXPENSES:

Advisory fees                                                     9,806,163
---------------------------------------------------------------------------
Administrative services fees                                        570,799
---------------------------------------------------------------------------
Custodian fees                                                      319,342
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        3,529,212
---------------------------------------------------------------------------
  Personal Investment Class                                       2,503,666
---------------------------------------------------------------------------
  Cash Management Class                                           1,905,349
---------------------------------------------------------------------------
  Reserve Class                                                   1,866,007
---------------------------------------------------------------------------
  Resource Class                                                    839,412
---------------------------------------------------------------------------
Transfer agent fees                                               1,317,623
---------------------------------------------------------------------------
Trustees' fees                                                       46,064
---------------------------------------------------------------------------
Other                                                               414,273
===========================================================================
    Total expenses                                               23,117,910
===========================================================================
Less: Fees waived                                                (7,357,076)
---------------------------------------------------------------------------
    Net expenses                                                 15,760,834
===========================================================================
Net investment income                                           157,049,741
===========================================================================
Net realized gain from investment securities                        758,706
===========================================================================
Net increase in net assets resulting from operations           $157,808,447
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $  157,049,741    $  285,880,547
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       758,706           109,904
==============================================================================================
    Net increase in net assets resulting from operations         157,808,447       285,990,451
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (92,715,019)     (160,940,013)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (12,339,455)      (28,769,606)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,132,011)      (14,038,837)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (36,529,757)      (51,040,115)
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (2,392,182)       (6,902,629)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (7,941,317)      (24,189,347)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                            462,038,666       777,077,429
----------------------------------------------------------------------------------------------
  Private Investment Class                                        64,373,976        (8,979,944)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       48,732,225        22,146,723
----------------------------------------------------------------------------------------------
  Cash Management Class                                        1,067,830,889       374,930,259
----------------------------------------------------------------------------------------------
  Reserve Class                                                  (50,018,518)       71,929,011
----------------------------------------------------------------------------------------------
  Resource Class                                                  80,265,843        64,059,857
==============================================================================================
    Net increase in net assets                                 1,673,981,787     1,301,273,239
==============================================================================================
NET ASSETS:

  Beginning of year                                            6,435,837,871     5,134,564,632
==============================================================================================
  End of year                                                 $8,109,819,658    $6,435,837,871
______________________________________________________________________________________________
==============================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $8,108,501,950    $6,435,268,425
----------------------------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)               --
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,328,125           569,446
==============================================================================================
                                                              $8,109,819,658    $6,435,837,871
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,201,675.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $570,799 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,219,064 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,117,527, $1,677,964, $1,524,279, $1,496,945 and $671,530, respectively, as compensation under the Plan and FMC waived fees of $3,155,401.

  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $22,090 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions from ordinary income                            $157,049,741    $285,880,547
__________________________________________________________________________________________
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,735,917
----------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                   (85,488)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (332,721)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,108,501,950
============================================================================
    Total net assets                                          $8,109,819,658
____________________________________________________________________________
============================================================================


  Temporary book/tax differences are primarily a result of timing differences for the recognition of directors' deferred compensation, retirement plan expense and the tax deferral of losses on wash sales.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of current and prior year distribution reclassifications and other prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $10,417, undistributed net realized gains was decreased by $27 and shares of beneficial interest was increased by $10,444. This reclassification has no effect on the net assets of the Fund.

NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2002 and 2001 were as follows:

                                                            2002                                 2001
                                             ----------------------------------   ----------------------------------
                                                 SHARES             AMOUNT            SHARES             AMOUNT
                                             ---------------   ----------------   ---------------   ----------------
Sold:
  Institutional Class                         29,147,364,563   $ 29,147,364,563    16,003,970,155   $ 16,003,970,155
--------------------------------------------------------------------------------------------------------------------
  Private Investment Class                     5,539,274,394      5,539,274,394     3,637,804,370      3,637,804,370
--------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                    3,106,891,683      3,106,891,683     3,015,793,507      3,015,793,507
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                       14,979,026,717     14,979,026,717     7,581,436,052      7,581,436,052
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                                1,185,015,204      1,185,015,204     1,128,367,787      1,128,367,787
--------------------------------------------------------------------------------------------------------------------
  Resource Class                               3,491,577,106      3,491,577,106     4,652,045,566      4,652,045,566
====================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                             19,020,887         19,020,887        35,803,157         35,803,157
--------------------------------------------------------------------------------------------------------------------
  Private Investment Class                         3,086,206          3,086,206         6,878,400          6,878,400
--------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                        5,049,533          5,049,533        12,258,350         12,258,350
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                           10,157,445         10,157,445        12,468,199         12,468,199
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                                    2,316,742          2,316,742         6,881,920          6,881,920
--------------------------------------------------------------------------------------------------------------------
  Resource Class                                   5,965,466          5,965,466        18,406,248         18,406,248
====================================================================================================================
Reacquired:
  Institutional Class                        (28,704,346,784)   (28,704,346,784)  (15,262,695,883)   (15,262,695,883)
--------------------------------------------------------------------------------------------------------------------
  Private Investment Class                    (5,477,986,624)    (5,477,986,624)   (3,653,662,714)    (3,653,662,714)
--------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                   (3,063,208,991)    (3,063,208,991)   (3,005,905,134)    (3,005,905,134)
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                      (13,921,353,273)   (13,921,353,273)   (7,218,973,992)    (7,218,973,992)
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                               (1,237,350,464)    (1,237,350,464)   (1,063,320,696)    (1,063,320,696)
--------------------------------------------------------------------------------------------------------------------
  Resource Class                              (3,417,276,729)    (3,417,276,729)   (4,606,391,957)    (4,606,391,957)
====================================================================================================================
                                               1,673,223,081   $  1,673,223,081     1,301,163,335   $  1,301,163,335
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           CASH MANAGEMENT CLASS
                                                    --------------------------------------------------------------------
                                                                           YEAR ENDED AUGUST 31,
                                                    --------------------------------------------------------------------
                                                       2002            2001           2000          1999          1998
                                                    ----------      ----------      --------      --------      --------
Net asset value, beginning of period                $     1.00      $     1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.02            0.05          0.06          0.05          0.05
========================================================================================================================
Less dividends from net investment income                (0.02)          (0.05)        (0.06)        (0.05)        (0.05)
========================================================================================================================
Net asset value, end of period                      $     1.00      $     1.00      $   1.00      $   1.00      $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return                                              1.99%           5.28%         5.75%         4.89%         5.56%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                                    $2,223,385      $1,155,373      $780,425      $860,354      $933,791
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        0.18%(a)        0.18%         0.18%         0.17%         0.17%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     0.25%(a)        0.20%         0.20%         0.19%         0.19%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.94%(a)        5.04%         5.58%         4.77%         5.42%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Ratios are based on average daily net assets of $1,905,349,110.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           INSTITUTIONAL CLASS
                                                --------------------------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------------------------
                                                   2002            2001            2000            1999            1998
                                                ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period            $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.02            0.05            0.06            0.05            0.05
==========================================================================================================================
Less dividends from net investment income            (0.02)          (0.05)          (0.06)          (0.05)          (0.05)
==========================================================================================================================
Net asset value, end of period                  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return                                          2.07%           5.37%           5.83%           4.97%           5.64%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                                $4,245,044      $3,782,581      $3,005,442      $3,164,199      $2,988,375
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    0.10%(a)        0.10%           0.10%           0.09%           0.08%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 0.15%(a)        0.10%           0.10%           0.09%           0.08%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average net
  assets                                              2.02%(a)        5.12%           5.66%           4.85%           5.50%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Ratios are based on average daily net assets of $4,575,770,925.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                          PERSONAL INVESTMENT CLASS
                                                       ----------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                       ----------------------------------------------------------------
                                                         2002          2001          2000          1999          1998
                                                       --------      --------      --------      --------      --------
Net asset value, beginning of period                   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.02          0.05          0.05          0.04          0.05
=======================================================================================================================
Less dividends from net investment income                 (0.02)        (0.05)        (0.05)        (0.04)        (0.05)
=======================================================================================================================
Net asset value, end of period                         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return                                               1.56%         4.84%         5.31%         4.45%         5.12%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                                       $356,606      $307,841      $285,688      $284,932      $405,801
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         0.60%(a)      0.60%         0.60%         0.59%         0.58%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      0.90%(a)      0.85%         0.85%         0.84%         0.83%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets       1.52%(a)      4.62%         5.16%         4.35%         5.01%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Ratios are based on average daily net assets of $333,822,092.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           PRIVATE INVESTMENT CLASS
                                                       ----------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                       ----------------------------------------------------------------
                                                         2002          2001          2000          1999          1998
                                                       --------      --------      --------      --------      --------
Net asset value, beginning of period                   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.02          0.05          0.05          0.05          0.05
=======================================================================================================================
Less dividends from net investment income                 (0.02)        (0.05)        (0.05)        (0.05)        (0.05)
=======================================================================================================================
Net asset value, end of period                         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return                                               1.77%         5.05%         5.52%         4.66%         5.33%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                                       $672,455      $608,022      $616,988      $415,184      $360,307
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         0.40%(a)      0.40%         0.40%         0.39%         0.38%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      0.65%(a)      0.60%         0.60%         0.59%         0.58%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets       1.72%(a)      4.82%         5.36%         4.55%         5.20%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Ratios are based on average daily net assets of $705,842,334.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                RESERVE CLASS
                                                          ---------------------------------------------------------
                                                                                                    JANUARY 4, 1999
                                                                                                      (DATE SALES
                                                                 YEAR ENDED AUGUST 31,                 COMMENCED)
                                                          ------------------------------------        TO AUGUST 31,
                                                            2002          2001          2000              1999
                                                          --------      --------      --------      ---------------
Net asset value, beginning of period                      $   1.00      $   1.00      $   1.00         $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.01          0.04          0.05             0.03
===================================================================================================================
Less dividends from net investment income                    (0.01)        (0.04)        (0.05)           (0.03)
===================================================================================================================
Net asset value, end of period                            $   1.00      $   1.00      $   1.00         $   1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                               1.26%         4.53%         4.99%            2.63%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                                          $162,819      $212,818      $140,886         $119,976
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            0.90%(b)      0.90%         0.90%            0.89%(c)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         1.15%(b)      1.10%         1.10%            1.09%(c)
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of net investment income to average net assets          1.22%(b)      4.32%         4.86%            2.09%(c)
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $186,600,715.
(c)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                RESOURCE CLASS
                                                       ----------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                       ----------------------------------------------------------------
                                                         2002          2001          2000          1999          1998
                                                       --------      --------      --------      --------      --------
Net asset value, beginning of period                   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.02          0.05          0.06          0.05          0.05
=======================================================================================================================
Less dividends from net investment income                 (0.02)        (0.05)        (0.06)        (0.05)        (0.05)
=======================================================================================================================
Net asset value, end of period                         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return                                               1.91%         5.20%         5.66%         4.80%         5.47%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                                       $449,511      $369,204      $305,136      $359,101      $455,961
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         0.26%(a)      0.26%         0.26%         0.25%         0.24%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      0.35%(a)      0.30%         0.30%         0.29%         0.28%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets       1.86%(a)      4.96%         5.50%         4.69%         5.34%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Ratios are based on average daily net assets of $419,706,198.

                                     PART C
                                OTHER INFORMATION




Item 23.           Exhibits


a            -     Amended and Restated Agreement and Declaration of Trust of
                   Registrant dated May 15, 2002.(12)

b            -     Amended and Restated Bylaws of Registrant, adopted effective
                   May 15, 2002.(12)

c            -     Articles II, VI, VII, VIII and IX of the Amended and Restated
                   Agreement and Declaration of Trust, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.(12)

d (1)        -     (a) Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(8)

             - (b) Amendment No. 1, dated January 1, 2002, to the Master Investment Advisory Agreement between A I M Advisors, Inc. and Registrant.(12)

e  (1)       -     (a) First Amended and Restated Master Distribution Agreement,
                   dated July 1, 2000, between Fund Management Company and
                   Registrant.(8)


             - (b) Amendment No. 1 to the First Amended and Restated Master Distribution Agreement, between Fund Management Company and Registrant.(10)


f   (1)      -     AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                   restated October 1, 2001.(11)



    (2)      -     Form of Trustee Deferred Compensation Agreement for
                   Registrant's Non-Affiliated Trustees, as amended September
                   28, 2001.(11)



g  (1)       -     (a) Custodian Agreement, dated October 15, 1993, between The
                   Bank of New York and Registrant.(1)


             - (b) Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(2)

h   (1)      -     (a) Transfer Agency and Service Agreement, dated December 29,
                   1997, between A I M Fund Services, Inc. and Registrant.(3)

             - (b) Amendment No. 1, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant.(5)

             - (c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant.(5)

    (2)      -     (a) Master Administrative Services Agreement, dated June 1,
                   2000, between A I M Advisors, Inc. and Registrant.(8)

             - (b) Amendment No. 1, dated May 9, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(11)



    (3)      -     (a) Memorandum of Agreement, dated June 1, 2000, between
                   Registrant and A I M Advisors, Inc.(8)

             - (b) Memorandum of Agreement, dated July 1, 2002, between Registrant and A I M Advisors, Inc.(12)



    (4)      -     Interfund Loan Agreement, dated September 18, 2001, between
                   Registrant and A I M Advisors, Inc.(11)


i            -     Opinion and Consents - None.


j   (1)      -     Consent of Ballard Spahr Andrews & Ingersoll, LLP.(12)

    (2)      -     Consent of Tait, Weller & Baker.(12)


k            -     Omitted Financial Statements - None.

l            -     Agreement Concerning Initial Capitalization - None.

m   (1)      -     (a) Amended and Restated Master Distribution Plan pursuant to
                   Rule 12b-1, effective as of June 30, 1997.(3)

             - (b) Amendment No. 1, dated September 1, 1998, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(4)

             - (c) Amendment No. 2, dated December 18, 1998, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(5)

             - (d) Amendment No. 3, dated June 1, 2000, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(8)


             - (e) Amendment No. 4, dated March 2, 2001, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(11)


    (2)      -     (a) Form of Shareholder Service Agreement to be used in
                   connection with Registrant's Amended and Restated Master
                   Distribution Plan, as amended.(4)


             - (b) Form of Shareholder Services Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(6)

             - (c) Form of Shareholder Service Agreement for Broker Dealers and Banks to be used in connection with Registrants Amended and Restated Master Distribution Plan, as amended.(12)

n   (1)      -     Fourth Amended and Restated Multiple Class Plan of The AIM
                   Family of Funds--Registered Trademark-- effective October 1,
                   2001.(11)

    (2)      -     (a) Multiple Class Plan of The AIM Family of
                   Funds--Registered Trademark-- effective December 12,
                   2001.(11)

             - (b) First Amended and Restated Multiple Class Plan of The AIM Family of Funds--Registered Trademark-- as amended and restated March 4, 2002.(12)

             - (c) Second Amended and Restated Multiple Class Plan of The AIM Family of Funds--Registered Trademark-- as amended and restated October 31, 2002.(12)


o            -     Reserved.


p   (1)      -     A I M Management Group Inc. Code of Ethics, adopted May
                   1, 1981, as last amended September 27, 2002 relating to A I M Management Group Inc., A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(12)



    (2)      -     Code of Ethics of Short-Term Investments Trust, effective
                   as of September 23, 2000.(8)


-----------


    (1) Incorporated herein by reference to PEA No. 27, filed electronically on November 14, 1994.

    (2) Incorporated herein by reference to PEA No. 29, filed electronically on December 18, 1996.

    (3) Incorporated herein by reference to PEA No. 30, filed electronically on December 17, 1997.

    (4) Incorporated herein by reference to PEA No. 32, filed electronically on November 25, 1998.

    (5) Incorporated herein by reference to PEA No. 33, filed electronically on November 8, 1999.

    (6) Incorporated herein by reference to PEA No. 34, filed electronically on March 31, 2000.

    (7) Incorporated herein by reference to PEA No. 35, filed electronically on May 24, 2000.

    (8) Incorporated herein by reference to PEA Nos. 36, 37 and 38, filed electronically on December 29, 2000.

    (9) Incorporated herein by reference to PEA No. 40, filed electronically on February 16, 2001.

    (10) Incorporated herein by reference to PEA No. 41, filed electronically on October 1, 2001.

    (11) Incorporated herein by reference to PEA No. 42, filed electronically on October 30, 2001.

    (12)     Filed herewith electronically.


----------

Item 24.            Persons Controlled by or Under Common Control With the Fund

             None.

Item 25.            Indemnification


             The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, provides, among other things (i) that trustees and officers of the Registrant when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; and (iii) that the shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

             A I M Advisors, Inc. AIM, the Registrant and other investment companies managed by AIM , their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

             Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impact liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.


Item 26.            Business and Other Connections of Investment Advisor

             The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.            Principal Underwriters


(a) Fund Management Company, the Registrant's principal underwriter of all of its shares, also acts as a principal underwriter to the following investment companies:


                    Short-Term Investments Co.
                    Tax-Free Investments Co.

b)


Name and Principal                 Position and Officers with                Positions and Offices
Business Address*                          Underwriter                          with Registrant
------------------                 --------------------------                ---------------------

Robert H. Graham              Chairman & Director                    Chairman, President & Trustee

Karen Dunn Kelley             President & Director                   Vice President

Rebecca Starling-Klatt        Assistant Vice President & Chief       None
                              Compliance Officer

Dawn M. Hawley                Vice President & Chief Financial       None
                              Officer

John H. Lively                Vice President & Assistant Secretary   Assistant Secretary

Carol F. Relihan              Vice President, General Counsel &      Senior Vice President & Secretary
                              Director

Kathleen J. Pflueger          Secretary                              Assistant Secretary


David E. Hessel               Assistant Vice President & Treasurer   None

----------
*       11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)          None.

Item 28.            Location of Accounts and Records

             A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29.            Management Services

             None.

Item 30.            Undertakings

             Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Houston, Texas on the 18th day of December , 2002.

                                      Registrant: SHORT-TERM INVESTMENTS TRUST


                                              By: /s/ROBERT H. GRAHAM
                                                  ------------------------------
                                                  Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               SIGNATURES                                     TITLE                             DATE
               ----------                                     -----                             ----
       /s/ ROBERT H. GRAHAM                       Chairman, Trustee & President           December 18, 2002
---------------------------------------           (Principal Executive Officer)
          (Robert H. Graham)

        /s/ FRANK S. BAYLEY                                  Trustee                      December 18, 2002
---------------------------------------
           (Frank S. Bayley)

       /s/ BRUCE L. CROCKETT                                 Trustee                      December 18, 2002
---------------------------------------
          (Bruce L. Crockett)

        /s/ ALBERT R. DOWDEN                                 Trustee                      December 18, 2002
---------------------------------------
           (Albert R. Dowden)

      /s/ EDWARD K. DUNN, JR.                                Trustee                      December 18, 2002
---------------------------------------
         (Edward K. Dunn, Jr.)

        /s/ JACK M. FIELDS                                   Trustee                      December 18, 2002
---------------------------------------
           (Jack M. Fields)

        /s/ CARL FRISCHLING                                  Trustee                      December 18, 2002
---------------------------------------
           (Carl Frischling)

      /s/ PREMA MATHAI-DAVIS                                 Trustee                      December 18, 2002
---------------------------------------
         (Prema Mathai-Davis)

       /s/ LEWIS F. PENNOCK                                  Trustee                      December 18, 2002
---------------------------------------
          (Lewis F. Pennock)

       /s/ RUTH H. QUIGLEY                                   Trustee                      December 18, 2002
---------------------------------------
          (Ruth H. Quigley)

        /s/ LOUIS S. SKLAR                                   Trustee                      December 18, 2002
---------------------------------------
           (Louis S. Sklar)

         /s/ DANA R. SUTTON                         Vice President & Treasurer            December 18, 2002
 ---------------------------------------             (Principal Financial and
            (Dana R. Sutton)                            Accounting Officer)


                                      INDEX


Exhibit
Number                   Description
------                   -----------

a                        Amended and Restated Agreement and Declaration of Trust of Registrant dated May 15, 2002

b                        Amended and Restated Bylaws of Registrant dated May 15, 2002

d(1)(b)                  Amendment No. 1, dated January 1, 2002 to the Master Investment Advisory Agreement between
                         A I M Advisors, Inc. and Registrant

h(3)(b)                  Memorandum of Agreement, dated July 1, 2002, between Registrant and A I M Advisors, Inc

j(1)                     Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(2)                     Consent of Tait, Weller & Baker

m(2)(c)                  Form of Shareholder Service Agreement for Broker-Dealers and Banks to be used in connection with
                         Registrant's Amended and Restated Master Distribution Plan, as Amended

n(2)(b)                  First Amended and Restated Multiple Class Plan of The AIM Family of Funds(R), as Amended
                         and Restated, March 4, 2002

n(2)(c)                  Second Amended and Restated Multiple Class Plan of The AIM Family of Funds(R) as amended and restated October 31, 2002

p(1)                     A I M Management Group Inc. Code of Ethics, adopted May, 1, 1981, as last amended
                         September 27, 2002 relating to A I M Management Group Inc., A I M Advisors, Inc. and its wholly owned and indirect subsidiaries